UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933                 [X]
                        Pre-Effective Amendment No. ____              [ ]
                         Post-Effective Amendment No. 12              [X]
                                                     ----
                                     and/or
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940             [X]
                                Amendment No. 18
                                             ----
                        (Check Appropriate Box or Boxes)

                            Ameritor Investment Fund
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

                             4400 MacArthur Blvd. NW
                                    Suite 301
                             Washington, D.C. 20007
                    (Address of principal Executive Offices)

                                 (800) 424-8570
              (Registrant's Telephone Number, Including Area Code)

                                  Jerome Kinney
                             4400 MacArthur Blvd. NW
                                    Suite 301
                             Washington, D.C. 20007
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box)

     ___  immediately upon filing pursuant to paragraph (b)
     ___  on (date) pursuant to paragraph (b)
     _X_ 60 days after filing pursuant to paragraph (a)(1) ___ on (date) pursuant to paragraph (a)(1)
     ___  75 days after filing pursuant to paragraph (a)(2)
     ___  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            Ameritor Investment Fund
                       Contents of Registration Statement

This registration statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Part A
Shepherd Class Prospectus
Class 1 Prospectus

Part B
Shepherd Class and Class 1 Statement of Additional Information

Part C
Other Information

Signature Page

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                          THE AMERITOR INVESTMENT FUND

                            Class 1 Shares Prospectus

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                                  May __, 2002

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These securities have not been approved or disapproved by the Securities and Exchange Commission and the Securities and Exchange Commission has not determined if this prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS
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                                                                        Page No.
                                                                        --------
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Investment Objective, Principal Investment Strategies,
  and Principal Risks ...........................................
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Risk/Return Bar Chart and Table .................................
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Fees and Expenses of the Fund ...................................
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Management's Discussion of Fund Performance .....................
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Management, Organization and Capital Structure ..................
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Shareholder Information .........................................
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Redemption of Fund Shares .......................................
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Dividends and Distributions .....................................
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Tax Status and Consequences .....................................
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Financial Highlights ............................................
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   INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS
   --------------------------------------------------------------------------


INVESTMENT OBJECTIVE: growth of capital. The Fund's investment objective may be changed by a vote of the Trustees of the Fund at any time without a vote of the shareholders of the Fund.

Principal investment strategies:
--------------------------------

     The Fund invests primarily in equity securities of mid-capitalization companies which the Adviser defines as companies with market capitalizations that range from $500 million to up to $__ billion at the time they are purchased. The Adviser seeks companies which, in its opinion, have expanding operating and earnings momentum, offer the potential for growth of capital, and meet the Fund's investment and social criteria. In selecting securities for the Fund, the Adviser looks for companies in the early stages of a period of accelerating operating and earnings momentum. Operating and earnings momentum, according to the Adviser, is derived from a market imbalance between supply and demand. The Adviser will focus on companies whose pricing power, short-term execution and trends are expanding within a current market cycle.

     The Adviser uses a combination of technical and fundamental analysis to guide its investments. Technical factors considered by the Adviser include: a company's strength relative to the market and its annual reports and quarterly press releases, and analyst's reports and industry research. Fundamental factors considered by the Adviser include: concentration in an industry and an industry's capacity for growth, capital investment, pricing, inventory/sales, and gross profit trend.

     The Adviser has adopted the investment philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance traditional American values. To that end, the Fund's Adviser uses a "values-based" non-financial investment analysis intended to specifically seek out companies that support positive values such as the respect for human life and dignity, responsible management, and environmental stewardship. The Fund also seeks to identify and invest in those companies that support traditional pro-family values.

     The Fund seeks to avoid investing in companies that the Adviser determines to be engaged in or to be making charitable contributions to the pornography, gambling, alcohol, tobacco, or abortion industries, as well as companies that make contributions to political organizations that undermine traditional American family values. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve the Adviser's subjective judgment. The Board of Trustees may change any social criteria without shareholder approval.

     The Adviser sells securities that it considers to be in the late stages of an operating or earnings cycle, or if the issuing company engages in activities that are inconsistent with the Adviser's social screen.

     In response to unfavorable market, economic, political or other conditions, the Fund may commit up to 100% of its assets to temporary defensive investments. Such defensive investments include (i) high-grade debt securities of all types,
(ii) U.S. Government securities, and (iii) repurchase agreements. If the Fund invests substantially in such instruments, the Fund may not be pursuing its principal investment strategies and the Fund may not achieve its investment objective.

                                 PRINCIPAL RISKS
                                 ---------------

     There is no assurance that the Fund will meet its investment objective; investors could lose money by investing in the Fund.

     GENERAL. The Fund will normally have substantially all of its assets invested in equity securities (e.g., common stocks), thereby subjecting the Fund to all of the risks of investing in the stock market. It is impossible for the Adviser to predict future movement of the stock market or of the economy as a whole. Stock prices generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry, sector of the economy, country or region, or may affect the market as a whole. The Fund may experience a substantial or complete loss on an individual stock.

     In addition, the Fund is not restricted in the investment vehicles and techniques that it may use, some of which are highly specialized and involve significant risks. Therefore, it is not designed for investors seeking safety, liquidity, preservation of capital, or current income, and should not be used for short-term trading. The Fund is intended to serve as one component of an investment program designed to accumulate assets for retirement, college tuition, or other long-term goals.

     STOCKS. The value of equity securities fluctuates daily and is affected by developments in the stock market and the economy generally, political and regulatory changes, and changes in the financial condition of an issuer. Regulatory changes that affect only a certain sector of the economy may drive down the price of stocks issued within that sector. If the Fund is heavily invested in that particular sector, the value of its portfolio would decrease.

     NON-DIVERSIFIED STATUS. Because the Fund is a non-diversified investment company, as defined in the Investment Company Act of 1940, a significant percentage of the Fund's assets may be invested in the securities of a single issuer. Therefore, the value of the Fund's portfolio may be more affected by a single economic, political, or regulatory event than would the portfolio of a more diversified fund.

     MID-CAPITALIZATION COMPANY STOCKS. Investing in the securities of relatively smaller mid-capitalization companies involves special risks. Among other things, the prices of securities of mid-sized companies generally are more volatile than those of larger companies; the securities of such companies generally are less liquid; and such companies generally are more likely to be adversely affected by poor economic or market conditions.

     In addition, it is anticipated that some of the portfolio securities of the Fund may not be widely traded, and that the Fund's position in such securities may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Fund to dispose of such securities quickly at prevailing market prices.

     INVESTMENT RESTRICTIONS. The Fund seeks to invest only in companies whose activities are believed by the Fund to be consistent with its values-based principles.

     Investing in accordance with the Adviser's values-based non-financial investment analysis may limit the investment opportunities available to the Fund more than is customary for other mutual funds. The Fund may have to forego attractive investment opportunities to remain consistent with its view of values-based principles. Consequently, the return on securities chosen by the Fund may be lower than if the Fund considered only investment criteria when making its investments. Furthermore, if subsequent to an investment the Adviser determines the security is inconsistent with values-based principles, the Fund may have to divest the securities at a disadvantageous time, which may have an adverse impact on the Fund's performance. By reason of such principles, the Fund's investments will be limited generally to equity securities held outright, or "long" positions, with substantially all of the Fund's investments at risk to the market.

                         RISK/RETURN BAR CHART AND TABLE
                         -------------------------------

     The bar chart and table shown below provide an indication of the risks of investing in Class 1 shares of the Fund by showing (on a calendar year basis) changes in Class 1's annual total return from year to year and by showing (on a calendar year basis) how Class 1's average annual returns for one year, five years, and ten years compare to those of broad-based securities market index. How the Fund has performed in the past is not necessarily an indication of how the Fund may perform in the future. In May 2002, the Adviser adopted the investment philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance traditional American values. Class 1 shares are not currently offered for sale.

         YEAR TO YEAR TOTAL RETURNS (AS OF DECEMBER 31) - CLASS 1 SHARES
         ---------------------------------------------------------------

------------------------------------------------------------------------------------
60%
                                                                55.22
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50%                                                     50.56    XXX
                                                         XXX     XXX
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40%                                                      XXX     XXX
                                                         XXX     XXX
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30%                                                      XXX     XXX
                                                         XXX     XXX
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20%                                                      XXX     XXX
                                                         XXX     XXX
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10%                            9.57                      XXX     XXX
                                XXX                      XXX     XXX
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 0             2.90             XXX             1.14     XXX     XXX
       -8.00    XXX             XXX              XXX     XXX     XXX
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-10%    XXX     XXX             XXX              XXX     XXX     XXX
        XXX     XXX             XXX    -14.56    XXX     XXX     XXX
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-20%    XXX     XXX             XXX     XXX      XXX     XXX     XXX
        XXX     XXX             XXX     XXX      XXX     XXX     XXX
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-30%    XXX     XXX   -33.80    XXX     XXX      XXX     XXX     XXX   -32.69
        XXX     XXX     XXX     XXX     XXX      XXX     XXX     XXX     XXX
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        XXX     XXX     XXX     XXX     XXX      XXX     XXX     XXX     XXX

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        1992   1993    1994    1995     1996    1997     1998    1999   2000    2001
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o During the 10-year period shown in the bar chart above, the highest return for a calendar quarter was ______% (quarter ended _______________).

o During the 10-year period shown in the bar chart above, the lowest return for a calendar quarter was -______% (quarter ended _______________).

o The year-to-date return as of the most recent calendar quarter was ____% (quarter ended March 31, 2002).

                          AVERAGE ANNUAL TOTAL RETURNS
                          ----------------------------

(For the periods ended December 31, 2001)

                                                    1 year   5 years    10 years
                                                    ------   -------    --------

Return Before Taxes                                 _____%    _____%     _____%

Return after Taxes on Distributions                 _____%    _____%     _____%

Return after Taxes on Distributions and Sale of     _____%    _____%     _____%
Fund Shares

S&P 500 Index* (reflects no deduction for fees,     _____%    _____%     _____%
expenses or taxes)

* The S&P 500 Index is the Standard & Poor's Composite Stock Price Index of 500 Stocks and is a widely recognized unmanaged index of common stock prices.

     The returns shown above include the effect of reinvesting dividends and capital gains. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Because actual after-tax returns depend on a shareholder's tax situation, returns may vary from those shown.

                          FEES AND EXPENSES OF THE FUND
                          -----------------------------

     The following tables describe the fees and expenses that you may pay if you buy and hold Class 1 shares of the Fund. Class 1 shares are not currently offered for sale.

                                                                    Class 1
                                                                    -------
     SHAREHOLDER FEES (fees paid directly from your investment)
     Maximum Sales Charge (Load) Imposed on Purchases................None
     Maximum Deferred Sales Charge (Load)............................None
     Maximum Sales Charge (Load) Imposed on Reinvested Dividends.....None
     Redemption Fee (1)..............................................None
     Exchange Fee....................................................None

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     ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets) as a Percentage of Average Net Assets

                                                                 Class 1 Shares
     ---------------------------------------------------------------------------
     Management Fees                                                  1.00%
     ---------------------------------------------------------------------------
     Distribution and Service (12b-1) Fee                             None
     ---------------------------------------------------------------------------
     Other Expenses                                                   ____%
     ---------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                             ____%
     ---------------------------------------------------------------------------

     (1) The Fund imposes a service charge on wire redemptions of less than $5,000.

EXAMPLE: This example is intended to help you compare the cost of investing in Class 1 shares of the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in Class 1 shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the class's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     ---------------------------------------------------------------------
     1 Year            3 Years              5 Years               10 Years
     ---------------------------------------------------------------------

       $                  $                    $                     $
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Management's Discussion of Fund Performance

     The investment focus for the Fund has been to invest in companies with the following fundamental characteristics:

     o    Strong balance sheet and financials
     o    Little debt or a low debt to equity ratio
     o    High return on equity
     o    High past earnings growth rate
     o    High consensus earnings estimated growth rate over the next five years
     o    Free cash flow generation
     o    Positive relative strength

     For most of the fiscal year ending June 30, 2001, these characteristics have been the hallmarks of the stocks the Fund has owned. Unfortunately, these characteristics are also those of many technology and telecommunications stocks. Because of this, during that time period, the majority of the Fund's portfolio declined in the market downturn. Many of these stocks have under-performed all of the indexes, including the Nasdaq.

     For the fiscal year ending June 30, 2001, the Fund invested primarily in the equity securities of growth companies. There are only a few industry sectors that are generally considered to be "growth sectors": technology, telecommunications, pharmaceuticals and financials. There are of course a few "growth" companies in non-growth sectors like GE, Federal Express and Wal-Mart. But with the exception of the financials, and to a lesser extent pharmaceuticals, almost all the growth companies in other growth industry sectors have suffered severe price declines as corporate spending has all but ground to a halt.

     In May 2002, the Adviser adopted the investment philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance traditional American values.

                       PERFORMANCE GRAPH - CLASS 1 SHARES

     The graph below provides a comparison of the change in the value of a $10,000 investment in Class 1 shares of the Fund and the same investment in the S&P 500 Index, an unmanaged index of common stock prices, for each fiscal year from June 30, 1992 to June 30, 2001. The second table below provides Class 1's average annual total returns for the 1, 5, and 10-year periods ended June 30.

                         Total Return vs. S&P 500 Index
                         ------------------------------

                                [Graphic omitted]


          -------------------------------------------------------------
          Ameritor Investment Fund                      $ 6,526
          -------------------------------------------------------------
          S&P 500 Index**                               $40,294
          -------------------------------------------------------------

                          Average Annual Total Return*

          -------------------------------------------------------------
                 1 Year              5 Year              10 Year
          -------------------------------------------------------------
                (59.83)%             (2.18)%             (4.18)%
          -------------------------------------------------------------

* Past performance is not predictive of future performance of Class 1. In addition, the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**   S&P 500 Index is not adjusted to reflect the reinvestment of dividends.

                 MANAGEMENT, ORGANIZATION, AND CAPITAL STRUCTURE
                 -----------------------------------------------

INVESTMENT ADVISER
------------------

     The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with Ameritor Financial Corporation which has its principal offices at 4400 MacArthur Boulevard, #301, Washington, D.C. 20007-2521. All voting stock of Ameritor Financial Corporation is owned by United Securities, Inc., a Maryland corporation whose sole shareholder is Carole S. Kinney.

     Since commencing business through its predecessor, William Allen Steadman & Company, in 1932, the Adviser has principally engaged in the business of providing continuous investment supervision for the Fund and other investment companies. Under the terms of the Advisory Agreement, the Adviser manages the investments of the Fund and is responsible for overall management of its business affairs subject to supervision of the Trustees.

     Paul Dietrich of Nye, Parnell & Emerson Capital Management ("Nye Parnell") serves as a consultant to the Adviser since 2000 and is primarily responsible for the day-to-day management of the Fund's portfolio. Since 1999, Mr. Dietrich has been the Chairman, Managing Director and Chief Investment Officer of Nye Parnell,1630 Duke Street, Suite 200, Alexandria, Virginia, 22314. In addition, he is the President of Eton Court Asset Management Ltd. Prior to that, Mr. Dietrich founded Meridian Emerging Markets, Ltd., a provider of global emerging markets company financial information. He is also an international corporate attorney and was formerly associated with two Washington, DC law firms.

     As compensation for its services, the Fund pays to the Adviser a monthly advisory fee at the annual rate of 1% of the first $35,000,000 of the average daily net asset value of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. For the fiscal year ended June 30, 2001, the Fund paid the Adviser a fee equal to 1.00% of the Fund's average net assets. The Adviser also receives certain other fees, which are described in the Statement of Additional Information.

ORGANIZATION AND CAPITAL STRUCTURE
----------------------------------

     The Fund is organized as a common law trust under the laws of the District of Columbia and has outstanding two classes of shares of beneficial interest:
(i) Class 1 shares, which are not currently offered; and (ii) Shepherd Class shares, which are currently offered through a separate prospectus. All shareholders have equal voting rights, and all shares participate equally in dividends and other distributions paid by the Fund, and in the residual assets of the Fund in the event of liquidation. Fractional shares have the same rights proportionately as do full shares, except that, pursuant to the Trust Indenture, fractional shares do not have the right to vote. Matters that require a shareholder vote and pertain to only one class of shares, such as approval of a 12b-1 plan, will be voted on by only shareholders of the affected class. Shareholders of the Fund have no preemptive rights and no conversion or subscription rights. The Fund does not hold regularly scheduled annual shareholders' meetings. Special meetings are called when required by applicable laws and regulations. No shareholder of the Fund shall be subject to any liability to any person in connection with the property or affairs of any such Fund.

     In addition, the governing documents of the Fund contain several other provisions relating to shareholders' rights that are uncommon to most other mutual funds including: (a) trustees hold office for a term of unlimited duration; (b) shareholders are entitled to vote for or against any amendments to the Trust Indenture, only in very limited circumstances; (c) shareholders are not entitled to vote for or against a termination of the Fund; and (d) except as otherwise required by law, shareholders may call special meetings only upon a vote of 90% of the outstanding shares. Shareholders of the Fund have certain rights with respect to removal of Trustees. Under these provisions, Trustees may be removed only by declaration, vote of two-thirds of the Fund's outstanding shares, or by a vote of 90% of the remaining Trustees. The Trustees will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of Trustees when requested to do so by the record holders of not less than 10% of the outstanding shares of the Fund. The Trustees will also render assistance to shareholders in accordance with Section 16c of the 1940 Act.

     Please refer to the Fund's SAI for a general discussion of additional material provisions of the Restated Trust Indenture of the Fund.

                             SHAREHOLDER INFORMATION
                             -----------------------

PRICING OF FUND SHARES
----------------------

     Class 1's net asset value per share is determined at the close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) only on days when the New York Stock Exchange is open for business. The New York Stock Exchange is open for business Monday through Friday, and closed on weekends and holidays. Fund shares are bought and sold at the net asset value next calculated after the buy or sell order is placed. Although the identical procedure is used to calculate each class's NAV, the NAVs will differ because of distribution and other variable expenses that are allocated to each class.

     Class 1's NAV is computed by dividing the value of net assets (i.e., the value of the Fund's assets less its liabilities) by the total number of shares outstanding. Portfolio securities are valued at the last sale price on the national securities exchange or national securities market on which the securities are primarily traded. Securities not listed on an exchange or national securities market or securities for which there were no transactions are valued at the mean between the most recent reported bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees. Debt securities having remaining maturities of less than 60 days are valued by the amortized cost method, unless the Trustees determine this is not fair value. Expenses and fees, including the management fee, are accrued daily and taken into account for the purpose of determining the net asset value. Securities traded on foreign exchanges may experience price fluctuations on days that the Fund is not open for business. Therefore, the Fund's net asset value per share and the value of shareholder accounts may change on days that shareholders are unable to purchase or redeem shares.

PURCHASE OF FUND SHARES
-----------------------

     Currently, the Fund is not accepting new subscriptions for Class 1 shares. In the future, the Fund may offer Class 1 shares at NAV without payment of any sales charge or commission when purchases are made directly from the Fund. Shares purchased through registered broker-dealers may incur a transaction fee. Shepherd Class shares are offered through a separate prospectus.

     Stock certificates are ordinarily not issued, because they are unnecessary and complicate redemption of shares.

                            REDEMPTION OF FUND SHARES
                            -------------------------

     Shareholders may redeem their shares at any time by following the procedures set forth herein. Shares will be redeemed at the net asset value next calculated after the request has been received in good order. The proceeds are paid by check within five [BUSINESS] days after receipt of a redemption request.

     ACCOUNTS WITHOUT SHARE CERTIFICATES - A written and signed request (all joint owners must sign) stating the amount to be withdrawn must be made to Ameritor Financial Corporation, 4400 MacArthur Blvd NW, Suite 301, Washington, D.C. 20007. Written requests for redemptions over $1,000 must be accompanied by a "signature guarantee." Signature guarantees shall be accepted from all eligible guarantor institutions, which include domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

     INSTANT LIQUIDITY (BY TELEPHONE) - If you have authorized telephone withdrawals on your Investment Application, you may withdraw any amount by telephone by calling 1-(800)-424-8570 on any business day. Telephone instructions from any person representing himself or herself to be you or your representative, and believed by Ameritor Financial Corporation, as Transfer Agent for the Fund, to be genuine will be acted upon. The Fund or the Transfer Agent will not be liable for executing unauthorized instructions communicated by telephone that they reasonably believe to be genuine. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.

     ACCOUNTS WITH SHARE CERTIFICATES - The signed share certificates (all joint owners must sign) together with a "signature guarantee" from an eligible guarantor institution (see "Accounts without Share Certificates," above) and a written request that the certificates be redeemed, must be submitted to Ameritor Financial Corporation, 4400 MacArthur Blvd., N.W., Suite 310, Washington, D.C. 20007.

     Requests  for  redemption  by  corporations,   executors,   administrators,
trustees or guardians may require further documentation.

     The proceeds of redemptions are paid by check within [FIVE BUSINESS] days after receipt of a request for redemption that complies with the procedures set forth above. Proceeds may also be wired to a bank or trust company if wire transfers have been previously authorized on the Investment Application. The fee for a wire transfer under $5,000 is $15. Also, there may be a charge if a shareholder uses a broker-dealer to repurchase the Fund's shares.

     The right of redemption may be suspended during any period when: (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays; or (b) as permitted by the SEC.

     SMALL ACCOUNTS - To eliminate the cost of maintaining small accounts, the Transfer Agent may close an account upon 30 days' written notice to the shareholder when the net asset value of the shares in the account is less than $100 as a result of redemptions. Involuntary redemption may be avoided if additional funds are added to the account during the 30-day period.

     SYSTEMATIC WITHDRAWAL PLAN. The Fund has a Systematic Withdrawal Plan under which shareholders whose account balance is at least $5,000 (at current net asset value) may receive a fixed distribution amount at monthly intervals by redeeming a portion of their shares equal to the specified dollar amounts on a monthly basis. The Transfer Agent will redeem the number of shares equal in value to the specified withdrawal amount. Systematic withdrawals are processed on the twenty-fifth day of the month.

Shareholders who wish to exercise this election should request, complete, and return the Systematic Withdrawal Application.

                           DIVIDENDS AND DISTRIBUTIONS
                           ---------------------------

     [The Fund has not paid a dividend or made a capital gain distribution since 1989. See "Financial Highlights." Because of the size of the Fund and management's desire to increase its net assets, the Fund does not anticipate paying any cash dividends or distributions in the foreseeable future. If, at some future time, the Fund does determine to pay a cash dividend or make a capital gain distribution, all income dividends and all capital gain distributions payable on shares of the Fund will be reinvested in additional shares at the net asset value in effect on the dividend or distribution record date. However, shareholders may, any time, elect to receive dividends and distributions in cash by sending a written request to Ameritor Financial Corporation, 4400 MacArthur Blvd., N.W., Suite 310, Washington, D.C. 20007. Such changes of election apply only to dividends and distributions with record dates that fall on or after the date that the transfer agent receives such written change of election.]

                           TAX STATUS AND CONSEQUENCES
                           ---------------------------

     Although Ameritor Investment Fund met the requirements set forth by the Internal Revenue Code to elect to be taxed as a Regulated Investment Company ("RIC") for the fiscal year ended June 30, 2001, the Fund opted to not make this election. If a RIC election were made, the Fund would have had to distribute income currently to its shareholders in order to avoid corporate level income and excise taxes. By not making this election, the capital gains recognized by the Fund were offset by net operating losses, which carried over from prior tax years. Accordingly, the Fund was able to avoid tax at both the corporate and shareholder levels on the recognized capital gains. The utilization of the net operating loss carryover would not have been available had the Fund elected to be taxed as a RIC.

     If, in the future, the Fund elects not to be taxed as a RIC but does not have net operating losses to offset its capital gains, the Fund would be subject to taxation on its income similar to a corporation. In addition, the distributions from the Fund would be taxable under the normal corporate tax rules. This double layer of taxation may result in a decrease in the amount of distributions an investor may receive.

     Distributions from the Fund, whether received in cash or reinvested in additional shares, are taxable under the normal corporate tax rules because the Fund is not a regulated investment company ("RIC") for federal income tax purposes. Non-redemption cash distributions to shareholders constitute ordinary dividend income if such distributions are paid from the corporation's current or accumulated earnings and profits. Thereafter, the distributions are a non-taxable return of basis to the extent of the recipient's tax basis for the recipient's shares. Any distributions in excess of earnings and profits and in excess of such tax basis constitute a gain from a deemed sale or exchange of the shares.

     Redemption distributions may be taxable under the rules described above, or such redemptions may be treated for federal income tax purposes as a sale or exchange of the redeemed shares. Such characterization depends upon the application to the recipient of Section 302(b) of the Internal Revenue Code. A redemption distribution may be a sale or exchange of the redeemed shares for tax purposes if it is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is in complete termination of a shareholder's interest in the corporation, or is a redemption from a non-corporate shareholder in partial liquidation of the distributor (all within the technical meanings of Section 302(b)). Such determinations are highly individualized. Shareholders must consult with their own tax advisors concerning the effect to them of any redemption distribution from the Fund.

     Special rules apply for federal income tax purposes if the Fund makes a distribution of its assets in kind (which could be a liquidating distribution from the Fund or a non-liquidating distribution). Other special tax rules apply if the Fund makes a distribution of its shares or rights to acquire its shares to its shareholders with respect to their Fund shares. No such distributions are contemplated currently by the Fund so an explanation of these rules is beyond the scope of this discussion.

     Taxes on current income can be deferred by investing in Keogh Plans, Individual Retirement Accounts (IRAs), Simplified Employee Pensions (SEPs), 401(k), pension, profit sharing, employee benefit, deferred compensation and other qualified retirement plans. The federal tax law governing these tax-deferred retirement plans must be complied with to avoid adverse tax consequences.

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that such a shareholder would be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts constituting ordinary income to him or her, where such amounts are treated as income from U.S. sources under the Code.

     In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions from the Fund. Shareholders should consult their own tax advisers with respect to the tax status of distributions from the Fund in their own state and localities. For more information on taxation, see the section entitled "Taxation of the Fund" in the Statement of Additional Information."

                              FINANCIAL HIGHLIGHTS
                              --------------------

     The financial highlights table is intended to help you understand the financial performance of the Fund's Class 1 shares for the past 5 years. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Class 1 shares (assuming reinvestment of all dividends and other distributions). The annual financial information for the 1997, 1998, and 1999 fiscal years has been audited by Reznick, Fedder, and Silverman PC. The annual financial information for the 2000 and 2001 fiscal years has been audited by Tait, Weller, and Baker, independent auditors, whose report, along with the Fund's financial statements, is incorporated by reference into the Statement of Additional Information and is included in the annual report, which is available upon request. The financial information presented for other fiscal years was audited by other independent auditors. Semi-annual financial information is unaudited. The annual report is available upon request by calling toll free [1-800-424-8570].

                                 Class 1 Shares
                           For the years ended June 30

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                                               2001        2000        1999        1998        1997
                                              ------      ------      ------      ------      ------
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Per Share Operating Performance:
------------------------------------------------------------------------------------------------------
     Net asset value, beginning of period     $ 1.92      $ 1.62      $ 1.12      $  .85      $  .86
                                              ------      ------      ------      ------      ------
------------------------------------------------------------------------------------------------------
     Net investment income (loss)              (0.12)      (0.25)      (0.21)      (0.29)      (0.03)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
   on investments                              (1.03)       0.55        0.71        0.56        0.02
                                              ------      ------      ------      ------      ------
------------------------------------------------------------------------------------------------------
  Total From Investment Operations             (1.15)       0.30        0.50        .027       (0.01)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $ 0.77      $ 1.92      $ 1.62      $ 1.12      $ 0.85
                                              ------      ------      ------      ------      ------
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Ratio/Supplemental Data:
------------------------------------------------------------------------------------------------------
  Total Return                                (59.83)%     18.36%      44.59%      32.46%      (2.05)%
------------------------------------------------------------------------------------------------------
  Ratio of expenses to avg. net assets          8.83%       9.95%      11.97%      14.54%      16.47%
------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to
  average net assets                           (8.47)%     (9.88)%    (11.46)%    (13.52)%    (15.75)%
------------------------------------------------------------------------------------------------------
  Portfolio Turnover                               1%         76%          0%         34%        138%
------------------------------------------------------------------------------------------------------
  Net Assets, end of period (000s)            $1,130      $2,929      $2,604      $1,880      $1,634
------------------------------------------------------------------------------------------------------

                      [INSERT SEMI-ANNUAL FINANCIALS HERE.]

     The Fund's Statement of Additional Information ("SAI"), dated May __, 2002, contains additional information about the Fund and its investments. Information about the Fund's investments is also included in the Fund's annual and semi-annual reports to shareholders.

     The SAI and the annual and semi-annual reports to shareholders are available upon request and without charge, and you may also request other information and make general inquiries by contacting us as the numbers below.

By telephone:                 1-800-424-8570

By Mail:                      Ameritor Investment Trust
                              4400 MacArthur Boulevard, N.W.
                              Suite 301
                              Washington, DC 20007

By E-mail                     afc@ameritor.com

On the Internet:              www.ameritor.com

     Information about the Fund (including the Fund's SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other information are available on the SEC's EDGAR database on its internet site at http://www.sec.gov. In addition, copies of documents may be obtained, after paying a duplicating fee, by sending an electronic request to the following e-mail address: publicinfo@sec.org, or by writing to the following address: Securities and Exchange Commission, Public Reference Section, Washington, D.C., 20549-0102.

Investment Company Act File Number 811-00018

--------------------------------------------------------------------------------

                          THE AMERITOR INVESTMENT FUND

                        Shepherd Class Shares Prospectus

--------------------------------------------------------------------------------

                                  May __, 2002

--------------------------------------------------------------------------------

These securities have not been approved or disapproved by the Securities and Exchange Commission and the Securities and Exchange Commission has not determined if this prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

              Shepherd Class shares of the Fund are offered through

                         RUSHMORE SECURITIES CORPORATION

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------
                                                                        Page No.
                                                                        --------
--------------------------------------------------------------------------------
Investment Objective, Strategies, and Risks .....................
--------------------------------------------------------------------------------
Risk/Return Bar Chart and Table .................................
--------------------------------------------------------------------------------
Fees and Expenses of the Fund ...................................
--------------------------------------------------------------------------------
Management's Discussion of Fund Performance .....................
--------------------------------------------------------------------------------
Management, Organization and Capital Structure ..................
--------------------------------------------------------------------------------
Shareholder Information .........................................
--------------------------------------------------------------------------------
Redemption of Fund Shares .......................................
--------------------------------------------------------------------------------
Dividends and Distributions .....................................
--------------------------------------------------------------------------------
Tax Status and Consequences .....................................
--------------------------------------------------------------------------------
Financial Highlights ............................................
--------------------------------------------------------------------------------

                   INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
                   -------------------------------------------

INVESTMENT OBJECTIVE: growth of capital. The Fund's investment objective may be changed by a vote of the Trustees of the Fund at any time without a vote of the shareholders of the Fund.

Principal investment strategies:
--------------------------------

     The Fund invests primarily in equity securities of mid-capitalization companies which the Adviser defines as companies with market capitalizations that range from $500 million to up to $_ billion at the time they are purchased. The Adviser seeks companies which, in its opinion, have expanding operating and earnings momentum, offer the potential for growth of capital, and meet the Fund's investment and social criteria. In selecting securities for the Fund, the Adviser looks for companies in the early stages of a period of accelerating operating and earnings momentum. Operating and earnings momentum, according to the Adviser, is derived from a market imbalance between supply and demand. The Adviser will focus on companies whose pricing power, short-term execution and trends are expanding within a current market cycle.

     The Adviser uses a combination of technical and fundamental analysis to guide its investments. Technical factors considered by the Adviser include: a company's strength relative to the market and its annual reports and quarterly press releases, and analyst's reports and industry research. Fundamental factors considered by the Adviser include: concentration in an industry and an industry's capacity for growth, capital investment, pricing, inventory/sales, and gross profit trend.

     The Adviser has adopted the investment philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance traditional American values. To that end, the Fund's Adviser uses a "values-based" non-financial investment analysis intended to specifically seek out companies that support positive values such as the respect for human life and dignity, responsible management, and environmental stewardship. The Fund also seeks to identify and invest in those companies that support traditional pro-family values.

     The Fund seeks to avoid investing in companies that the Adviser determines to be engaged in or to be making charitable contributions to the pornography, gambling, alcohol, tobacco, or abortion industries, as well as companies that make contributions to political organizations that undermine traditional American family values. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve the Adviser's subjective judgment. The Board of Trustees may change any social criteria without shareholder approval.

     The Adviser sells securities that it considers to be in the late stages of an operating or earnings cycle, or if the issuing company engages in activities that are inconsistent with the Adviser's social screen.

     In response to unfavorable market, economic, political or other conditions, the Fund may commit up to 100% of its assets to temporary defensive investments. Such defensive investments include (i) high-grade debt securities of all types,
(ii) U.S. Government securities, and (iii) repurchase agreements. If the Fund invests substantially in such instruments, the Fund may not be pursuing its principal investment strategies and the Fund may not achieve its investment objective.

                                 PRINCIPAL RISKS
                                 ---------------

     There is no assurance that the Fund will meet its investment objective; investors could lose money by investing in the Fund.

     GENERAL. The Fund will normally have substantially all of its assets invested in equity securities (e.g., common stocks), thereby subjecting the Fund to all of the risks of investing in the stock market. It is impossible for the Adviser to predict future movement of the stock market or of the economy as a whole. Stock prices generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry, sector of the economy, country or region, or may affect the market as a whole. The Fund may experience a substantial or complete loss on an individual stock.

     In addition, the Fund is not restricted in the investment vehicles and techniques that it may use, some of which are highly specialized and involve significant risks. Therefore, it is not designed for investors seeking safety, liquidity, preservation of capital, or current income, and should not be used for short-term trading. The Fund is intended to serve as one component of an investment program designed to accumulate assets for retirement, college tuition, or other long-term goals.

     STOCKS. The value of equity securities fluctuates daily and is affected by developments in the stock market and the economy generally, political and regulatory changes, and changes in the financial condition of an issuer. Regulatory changes that affect only a certain sector of the economy may drive down the price of stocks issued within that sector. If the Fund is heavily invested in that particular sector, the value of its portfolio would decrease.

     NON-DIVERSIFIED STATUS. Because the Fund is a non-diversified investment company, as defined in the Investment Company Act of 1940, a significant percentage of the Fund's assets may be invested in the securities of a single issuer. Therefore, the value of the Fund's portfolio may be more affected by a single economic, political, or regulatory event than would the portfolio of a more diversified fund.

     MID-CAPITALIZATION COMPANY STOCKS. Investing in the securities of relatively smaller mid-capitalization companies involves special risks. Among other things, the prices of securities of mid-sized companies generally are more volatile than those of larger companies; the securities of such companies generally are less liquid; and such companies generally are more likely to be adversely affected by poor economic or market conditions.

     In addition, it is anticipated that some of the portfolio securities of the Fund may not be widely traded, and that the Fund's position in such securities may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Fund to dispose of such securities quickly at prevailing market prices.

     INVESTMENT RESTRICTIONS. The Fund seeks to invest only in companies whose activities are believed by the Fund to be consistent with its values-based principles.

     Investing in accordance with the Adviser's values-based non-financial investment analysis may limit the investment opportunities available to the Fund more than is customary for other mutual funds. The Fund may have to forego attractive investment opportunities to remain consistent with its view of values-based principles. Consequently, the return on securities chosen by the Fund may be lower than if the Fund considered only investment criteria when making its investments. Furthermore, if subsequent to an investment the Adviser determines the security is inconsistent with values-based principles, the Fund may have to divest the securities at a disadvantageous time, which may have an adverse impact on the Fund's performance. By reason of such principles, the Fund's investments will be limited generally to equity securities held outright, or "long" positions, with substantially all of the Fund's investments at risk to the market.

                         RISK/RETURN BAR CHART AND TABLE
                         -------------------------------

     The bar chart and table shown below provide an indication of the risks of investing in Class 1 shares of the Fund by showing (on a calendar year basis) changes in Class 1's annual total return from year to year and by showing (on a calendar year basis) how Class 1's average annual returns for one year, five years, and ten years compare to those of broad-based securities market index. How the Fund has performed in the past is not necessarily an indication of how the Fund may perform in the future. In May 2002, the Adviser adopted the investment philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance traditional American values. Class 1 shares are not currently offered for sale. Shepherd Class shares were first offered for sale in May 2002.

         YEAR TO YEAR TOTAL RETURNS (AS OF DECEMBER 31) - CLASS 1 SHARES
         ---------------------------------------------------------------

------------------------------------------------------------------------------------
60%
                                                                55.22
------------------------------------------------------------------------------------
50%                                                     50.56    XXX
                                                         XXX     XXX
------------------------------------------------------------------------------------
40%                                                      XXX     XXX
                                                         XXX     XXX
------------------------------------------------------------------------------------
30%                                                      XXX     XXX
                                                         XXX     XXX
------------------------------------------------------------------------------------
20%                                                      XXX     XXX
                                                         XXX     XXX
------------------------------------------------------------------------------------
10%                            9.57                      XXX     XXX
                                XXX                      XXX     XXX
------------------------------------------------------------------------------------
 0             2.90             XXX             1.14     XXX     XXX
       -8.00    XXX             XXX              XXX     XXX     XXX
------------------------------------------------------------------------------------
-10%    XXX     XXX             XXX              XXX     XXX     XXX
        XXX     XXX             XXX    -14.56    XXX     XXX     XXX
------------------------------------------------------------------------------------
-20%    XXX     XXX             XXX     XXX      XXX     XXX     XXX
        XXX     XXX             XXX     XXX      XXX     XXX     XXX
------------------------------------------------------------------------------------
-30%    XXX     XXX   -33.80    XXX     XXX      XXX     XXX     XXX   -32.69
        XXX     XXX     XXX     XXX     XXX      XXX     XXX     XXX     XXX
------------------------------------------------------------------------------------
        XXX     XXX     XXX     XXX     XXX      XXX     XXX     XXX     XXX

------------------------------------------------------------------------------------
        1992   1993    1994    1995     1996    1997     1998    1999   2000    2001
------------------------------------------------------------------------------------

o During the 10-year period shown in the bar chart above, the highest return for a calendar quarter was ______% (quarter ended _______________).

o During the 10-year period shown in the bar chart above, the lowest return for a calendar quarter was -______% (quarter ended _______________).

o The year-to-date return as of the most recent calendar quarter was ____% (quarter ended March 31, 2002).

                  AVERAGE ANNUAL TOTAL RETURNS -CLASS 1 ONLY**
                  --------------------------------------------

(For the periods ended December 31, 2001)

                                                    1 year   5 years    10 years
                                                    ------   -------    --------

Return Before Taxes                                 _____%    _____%     _____%

Return after Taxes on Distributions                 _____%    _____%     _____%

Return after Taxes on Distributions and Sale of     _____%    _____%     _____%
Fund Shares

S&P 500 Index* (reflects no deduction for fees,     _____%    _____%     _____%
expenses or taxes)

* The S&P 500 Index is the Standard & Poor's Composite Stock Price Index of 500 Stocks and is a widely recognized unmanaged index of common stock prices.
** The returns shown above are for Class 1 shares only, which are not currently offered for sale. Class 1 shares and Shepherd Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

     The returns shown above include the effect of reinvesting dividends and capital gains. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Because actual after-tax returns depend on a shareholder's tax situation, returns may vary from those shown.

                          FEES AND EXPENSES OF THE FUND
                          -----------------------------

     The following tables describe the fees and expenses that you may pay if you buy and hold Shepherd Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...................    4.75%(1)
Maximum Deferred Sales Charge (Load) ...............................    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ........    None
Redemption Fee (2) .................................................    None
Exchange Fee .......................................................    None

--------------------------------------------------------------------------------

     ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets) as a Percentage of Average Net Assets

             ---------------------------------------------------------
                                                        Shepherd Class
             ---------------------------------------------------------
             Management Fees                                 1.00%
             ---------------------------------------------------------
             Distribution and Service (12b-1) Fee            0.25%
             ---------------------------------------------------------
             Other Expenses                                  ____%
             ---------------------------------------------------------
             Total Annual Fund Operating Expenses            ____%
             ---------------------------------------------------------

     (1) For sales of $100,000 or more, the sales load on Shepherd Class shares is reduced as described in "Distribution Arrangements."
     (2) The Fund imposes a service charge on wire redemptions of less than $5,000.

EXAMPLE: This example is intended to help you compare the cost of investing in Shepherd Class shares of the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in Shepherd Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the class's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     ---------------------------------------------------------------------
     1 Year            3 Years              5 Years               10 Years
     ---------------------------------------------------------------------

       $                  $                    $                     $
     ---------------------------------------------------------------------

This  example  reflects   Shepherd  Class's  4.75%  sales  charge  imposed  upon
purchases.

Management's Discussion of Fund Performance

     The investment focus for the Fund has been to invest in companies with the following fundamental characteristics:

     o    Strong balance sheet and financials
     o    Little debt or a low debt to equity ratio
     o    High return on equity
     o    High past earnings growth rate
     o    High consensus earnings estimated growth rate over the next five years
     o    Free cash flow generation
     o    Positive relative strength

     For most of the fiscal year ending June 30, 2001, these characteristics have been the hallmarks of the stocks the Fund has owned. Unfortunately, these characteristics are also those of many technology and telecommunications stocks. Because of this, during that time period, the majority of the Fund's portfolio declined in the market downturn. Many of these stocks have under-performed all of the indexes, including the Nasdaq.

     For the fiscal year ending June 30, 2001, the Fund invested primarily in the equity securities of growth companies. There are only a few industry sectors that are generally considered to be "growth sectors": technology, telecommunications, pharmaceuticals and financials. There are of course a few "growth" companies in non-growth sectors like GE, Federal Express and Wal-Mart. But with the exception of the financials, and to a lesser extent pharmaceuticals, almost all the growth companies in other growth industry sectors have suffered severe price declines as corporate spending has all but ground to a halt.

     In May 2002, the Adviser adopted the investment philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance traditional American values.

                       PERFORMANCE GRAPH - CLASS 1 SHARES

     The graph below provides a comparison of the change in the value of a $10,000 investment in Class 1 shares of the Fund and the same investment in the S&P 500 Index, an unmanaged index of common stock prices, for each fiscal year from June 30, 1992 to June 30, 2001. The second table below provides Class 1's average annual total returns for the 1, 5, and 10-year periods ended June 30.

                         Total Return vs. S&P 500 Index
                         ------------------------------

                                [Graphic omitted]

          -------------------------------------------------------------
          Ameritor Investment Fund                      $ 6,526
          -------------------------------------------------------------
          S&P 500 Index**                               $40,294
          -------------------------------------------------------------

                          Average Annual Total Return*

          -------------------------------------------------------------
                 1 Year              5 Year              10 Year
          -------------------------------------------------------------
                (59.83)%             (2.18)%             (4.18)%
          -------------------------------------------------------------

* Past performance is not predictive of future performance of Class 1. In addition, the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**   S&P 500 Index is not adjusted to reflect the reinvestment of dividends.

                 MANAGEMENT, ORGANIZATION, AND CAPITAL STRUCTURE
                 -----------------------------------------------

INVESTMENT ADVISER
------------------

     The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with Ameritor Financial Corporation which has its principal offices at 4400 MacArthur Boulevard, #301, Washington, D.C. 20007-2521. All voting stock of Ameritor Financial Corporation is owned by United Securities, Inc., a Maryland corporation whose sole shareholder is Carole S. Kinney.

     Since commencing business through its predecessor, William Allen Steadman & Company, in 1932, the Adviser has principally engaged in the business of providing continuous investment supervision for the Fund and other investment companies. Under the terms of the Advisory Agreement, the Adviser manages the investments of the Fund and is responsible for overall management of its business affairs subject to supervision of the Trustees.

     Paul Dietrich of Nye, Parnell & Emerson Capital Management ("Nye Parnell") serves as a consultant to the Adviser since 2000 and is primarily responsible for the day-to-day management of the Fund's portfolio. Since 1999, Mr. Dietrich has been the Chairman, Managing Director and Chief Investment Officer of Nye Parnell,1630 Duke Street, Suite 200, Alexandria, Virginia, 22314. In addition, he is the President of Eton Court Asset Management Ltd. Prior to that, Mr. Dietrich founded Meridian Emerging Markets, Ltd., a provider of global emerging markets company financial information. He is also an international corporate attorney and was formerly associated with two Washington, DC law firms.

     As compensation for its services, the Fund pays to the Adviser a monthly advisory fee at the annual rate of 1% of the first $35,000,000 of the average daily net asset value of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. For the fiscal year ended June 30, 2001, the Fund paid the Adviser a fee equal to 1.00% of the Fund's average net assets. The Adviser also receives certain other fees, which are described in the Statement of Additional Information.

ORGANIZATION AND CAPITAL STRUCTURE

     The Fund is organized as a common law trust under the laws of the District of Columbia and has outstanding two classes of shares of beneficial interest:
Class 1 and Shepherd Class. Only Shepherd Class is currently offered. All shareholders have equal voting rights, and all shares participate equally in dividends and other distributions paid by the Fund, and in the residual assets of the Fund in the event of liquidation. Fractional shares have the same rights proportionately as do full shares, except that, pursuant to the Trust Indenture, fractional shares do not have the right to vote. Matters that require a shareholder vote and pertain to only one class of shares, such as approval of a 12b-1 plan, will be voted on by only shareholders of the affected class. Shareholders of the Fund have no preemptive rights and no conversion or subscription rights. The Fund does not hold regularly scheduled annual shareholders' meetings. Special meetings are called when required by applicable laws and regulations. No shareholder of the Fund shall be subject to any liability to any person in connection with the property or affairs of any such Fund.

     In addition, the governing documents of the Fund contain several other provisions relating to shareholders' rights that are uncommon to most other mutual funds including: (a) trustees hold office for a term of unlimited duration; (b) shareholders are entitled to vote for or against any amendments to the Trust Indenture, only in very limited circumstances; (c) shareholders are not entitled to vote for or against a termination of the Fund; and (d) except as otherwise required by law, shareholders may call special meetings only upon a vote of 90% of the outstanding shares. Shareholders of the Fund have certain rights with respect to removal of Trustees. Under these provisions, Trustees may be removed only by declaration, vote of two-thirds of the Fund's outstanding shares, or by a vote of 90% of the remaining Trustees. The Trustees will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of Trustees when requested to do so by the record holders of not less than 10% of the outstanding shares of the Fund. The Trustees will also render assistance to shareholders in accordance with Section 16c of the 1940 Act.

     Please refer to the Fund's SAI for a general discussion of additional material provisions of the Restated Trust Indenture of the Fund.

                             SHAREHOLDER INFORMATION
                             -----------------------

PRICING OF FUND SHARES

     Shepherd Class's net asset value per share is determined at the close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) only on days when the New York Stock Exchange is open for business. The New York Stock Exchange is open for business Monday through Friday, and closed on weekends and holidays. Fund shares are bought and sold at the net asset value next calculated after the buy or sell order is placed. Although the identical procedure is used to calculate each class's NAV, the NAVs will differ because of distribution and other variable expenses that are allocated to each class.

     Shepherd Class's NAV is computed by dividing the value of net assets (i.e., the value of the Fund's assets less its liabilities) by the total number of shares outstanding. Portfolio securities are valued at the last sale price on the national securities exchange or national securities market on which the securities are primarily traded. Securities not listed on an exchange or national securities market or securities for which there were no transactions are valued at the mean between the most recent reported bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees. Debt securities having remaining maturities of less than 60 days are valued by the amortized cost method, unless the Trustees determine this is not fair value. Expenses and fees, including the management fee, are accrued daily and taken into account for the purpose of determining the net asset value. Securities traded on foreign exchanges may experience price fluctuations on days that the Fund is not open for business. Therefore, the Fund's net asset value per share and the value of shareholder accounts may change on days that shareholders are unable to purchase or redeem shares.

PURCHASE OF FUND SHARES

     Shepherd Class shares are continuously offered at their offering price, which is determined by applying a 4.75% sales charge to their NAV. Shares purchased through registered broker-dealers may incur a transaction fee.

     The Fund's Shepherd Class shares are continuously offered through Rushmore Securities Corporation (the "Distributor"), the Fund's distributor, which is located at 13355 Noel Road, Suite 300, Dallas, Texas 75240, phone number (800) 687 9494. Shares are also offered through members of the National Association of Securities Dealers, Inc. ("NASD") who are acting as securities dealers ("dealers") and through NASD members or eligible non-NASD members who are acting as brokers or agents for investors (`brokers"). Purchases are effective at the next determined net asset value after the purchase order and accompanying payment of the public offering price for shares are received by the Fund:
(except as described below under "Investment by Telephone"). Brokers and dealers are responsible for promptly transmitting orders to the Distributor. The Fund reserves the right to suspend or terminate the continuous public offering at any time and without prior notice. The minimum initial and subsequent investments are $1,000 and $100, respectively (inclusive of the applicable sales charge). In its discretion, the Fund may allow investments for less than the minimum amounts. [In the case of purchases through the Automatic Investment Plan (see "Automatic Investment Plan"), the minimum initial investment will be automatically waived, subject to initial and subsequent monthly investment minimums of $100.]

     All orders to purchase shares are subject to acceptance by the Fund, are not binding until so accepted, and are subject to ultimate collection of funds. The Fund ordinarily will not open an account unless the tax identification or social security number of the beneficial owner has been provided on the application to the Fund or is otherwise certified by the authorized dealer through which an account may be opened. The Fund may decline to accept a purchase order when in the judgment of management the acceptance of an order is not in the best interest of existing Fund shareholders.

     AUTOMATIC INVESTMENT PLAN. By completing the Automatic Investment Plan section of the application, you may authorize the Fund to debit your bank account for the periodic purchase of Shepherd Class shares on or about the 5th or 20th day of each month. Automatic investments are subject to the minimum investment of $100 per month and are unrestricted as to the permitted maximum. You will receive confirmation of automatic investments after the end of each calendar quarter.

     INVESTMENT BY TELEPHONE. The Fund will, at its discretion, accept purchase orders for Shepherd Class shares from existing shareholders by telephone, although not accompanied by payment of the shares being purchased. To receive the net asset value for a specific day, a telephone purchase request must be received before the close of the New York Stock Exchange on that day. Payment for shares ordered in this way must be received by the Fund's transfer agent within three business days after receipt of the order. In order to make sure that payment is received on time, shareholders are encouraged to remit payment by wire or electronic funds transfer, or by overnight delivery. If payment is not received on time, the Fund may cancel the order and redeem shares held in the shareholder's account to compensate the Fund for any decline in the value of the purchased shares. Telephone purchase orders may not exceed four times the value of an account on the date the order is placed (shares previously purchased by telephone are included in computing such value only if payment has been received).

     Stock certificates for shares are ordinarily not issued, because they are unnecessary and complicate redemption of shares.

     The Fund does not directly sponsor any retirement plans. However, shareholders may fund their own self-directed IRA or other qualified plan with Ameritor Investment Fund shares. You should contact the Adviser for specific plan documentation and any additional information you may require. You should also consult your tax adviser before investing.

                            REDEMPTION OF FUND SHARES
                            -------------------------

     Shareholders may redeem their shares at any time by following the procedures set forth herein. Shares will be redeemed at the net asset value next calculated after the request has been received in good order. The proceeds are paid by check within five [BUSINESS] days after receipt of a redemption request.

     ACCOUNTS WITHOUT SHARE CERTIFICATES - A written and signed request (all joint owners must sign) stating the amount to be withdrawn must be made to Ameritor Financial Corporation, 4400 MacArthur Blvd NW, Suite 301, Washington, D.C. 20007. Written requests for redemptions over $1,000 must be accompanied by a "signature guarantee." Signature guarantees shall be accepted from all eligible guarantor institutions, which include domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

     INSTANT LIQUIDITY (BY TELEPHONE) - If you have authorized telephone withdrawals on your Investment Application, you may withdraw any amount by telephone by calling 1-(800)-424-8570 on any business day. Telephone instructions from any person representing himself or herself to be you or your representative, and believed by Ameritor Financial Corporation, as Transfer Agent for the Fund, to be genuine will be acted upon. The Fund or the Transfer Agent will not be liable for executing unauthorized instructions communicated by telephone that they reasonably believe to be genuine. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.

     ACCOUNTS WITH SHARE CERTIFICATES - The signed share certificates (all joint owners must sign) together with a "signature guarantee" from an eligible guarantor institution (see "Accounts without share Certificates," above) and a written request that the certificates be redeemed, must be submitted to. Ameritor Financial Corporation, 4400 MacArthur Blvd., N.W., Suite 310, Washington, D.C. 20007.

     Requests  for  redemption  by  corporations,   executors,   administrators,
trustees or guardians may require further documentation.

     The proceeds of redemptions are paid by check within [FIVE BUSINESS] days after receipt of a request for redemption that complies with the procedures set forth above. Proceeds may also be wired to a bank or trust company if wire transfers have been previously authorized on the Investment Application. The fee for a wire transfer under $5,000 is $15. When a personal or corporate check was used to purchase the shares, redemption proceeds will be released only when bank clearance on the check has been received. This procedure could take up to seven days after the purchase date and can be avoided by submitting a certified check along with the purchase order. Also, there may be a charge if a shareholder uses a broker-dealer to repurchase the Fund's shares.

     The right of redemption may be suspended during any period when: (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays; or (b) as permitted by the SEC.

     REINVESTMENT PRIVILEGE. An investor who has redeemed all or part of his Shepherd Class shares of the Fund may reinvest in Shepherd Class shares all or part of the redemption proceeds, without a sales charge, if he sends a written request to the Fund or its transfer agent not more than 30 days after his shares were redeemed. The redemption proceeds will be so reinvested on the basis of the net asset value of the shares in effect immediately after receipt of the written request. This reinvestment privilege may be exercised only once by an investor upon redemption of his Shepherd Class shares. Any gain recognized as a result of such redemption will be taxable; if redemption resulted in a loss and reinvestment is made in Shepherd Class shares of the Fund, the loss will not be recognized.

     SMALL ACCOUNTS - To eliminate the cost of maintaining small accounts, the Transfer Agent may close an account upon 30 days' written notice to the shareholder when the net asset value of the shares in the account is less than $100 as a result of redemptions. Involuntary redemption may be avoided if additional funds are added to the account during the 30-day period.

     EXCHANGE PRIVILEGE. By telephoning the Fund at (800) 424-8570, or writing to the Fund's transfer agent at Ameritor Financial Corporation, 4400 MacArthur Blvd NW, Suite 301, Washington, D.C., 20007, any shareholder may exchange, without charge, any or all of his Shepherd Class shares in the Fund for Shepherd Class shares of Ameritor Security Trust.

     Redemptions of shares in connection with exchanges into or out of the Fund are made at the net asset value per share next determined after the exchange request is received. To receive a specific day's price, your letter or call must be received before that day's close of the New York Stock Exchange. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for Federal income tax purposes.

     All exchanges out of the Fund into the Ameritor Security Trust are subject to the minimum and subsequent investment requirements of that Fund. Exchanges will be accepted only if the registration of the two accounts is identical. Neither of the Ameritor Funds nor their transfer agent or adviser, assumes responsibility for the authenticity of exchange instructions communicated by telephone or in writing which are believed to be genuine. Shepherd Class shareholders of the Ameritor Funds have telephone capability unless they specifically declined IT. See "Redemption of Fund Shares - Instant Liquidity" for procedures for telephone transactions.

     SYSTEMATIC WITHDRAWAL PLAN. The Fund has a Systematic Withdrawal Plan under which shareholders whose account balance is at least $5,000 (at current net asset value) may receive a fixed distribution amount at monthly intervals by redeeming a portion of their shares equal to the specified dollar amounts on a monthly basis. The Transfer Agent will redeem the number of shares equal in value to the specified withdrawal amount. Systematic withdrawals are processed on the twenty-fifth day of the month. Shareholders who wish to exercise this election should request, complete, and return the Systematic Withdrawal Application.

                           DIVIDENDS AND DISTRIBUTIONS
                           ---------------------------

     The Fund has not paid a dividend or made a capital gain distribution since 1989. See "Financial Highlights." Because of the size of the Fund and management's desire to increase its net assets, the Fund does not anticipate paying any cash dividends or distributions in the foreseeable future. If, at some future time, the Fund does determine to pay a cash dividend or make a capital gain distribution, all income dividends and all capital gain distributions payable on shares of the Fund will be reinvested in additional shares at the net asset value in effect on the dividend or distribution record date. However, shareholders may, any time, elect to receive dividends and distributions in cash by sending a written request to Ameritor Financial Corporation, 4400 MacArthur Blvd., N.W., Suite 310, Washington, D.C. 20007. Such changes of election apply only to dividends and distributions with record dates that fall on or after the date that the transfer agent receives such written change of election.

                           TAX STATUS AND CONSEQUENCES
                           ---------------------------

     Although Ameritor Investment Fund met the requirements set forth by the Internal Revenue Code to elect to be taxed as a Regulated Investment Company ("RIC") for the fiscal year ended June 30, 2001, the Fund opted to not make this election. If a RIC election were made, the Fund would have had to distribute income currently to its shareholders in order to avoid corporate level income and excise taxes. By not making this election, the capital gains recognized by the Fund were offset by net operating losses, which carried over from prior tax years. Accordingly, the Fund was able to avoid tax at both the corporate and shareholder levels on the recognized capital gains. The utilization of the net operating loss carryover would not have been available had the Fund elected to be taxed as a RIC.

     If, in the future, the Fund elects not to be taxed as a RIC but does not have net operating losses to offset its capital gains, the Fund would be subject to taxation on its income similar to a corporation. In addition, the distributions from the Fund would be taxable under the normal corporate tax rules. This double layer of taxation may result in a decrease in the amount of distributions an investor may receive.

     Distributions from the Fund, whether received in cash or reinvested in additional shares, are taxable under the normal corporate tax rules because the Fund is not a regulated investment company ("RIC") for federal income tax purposes. Non-redemption cash distributions to shareholders constitute ordinary dividend income if such distributions are paid from the corporation's current or accumulated earnings and profits. Thereafter, the distributions are a non-taxable return of basis to the extent of the recipient's tax basis for the recipient's shares. Any distributions in excess of earnings and profits and in excess of such tax basis constitute a gain from a deemed sale or exchange of the shares.

     Redemption distributions may be taxable under the rules described above, or such redemptions may be treated for federal income tax purposes as a sale or exchange of the redeemed shares. Such characterization depends upon the application to the recipient of Section 302(b) of the Internal Revenue Code. A redemption distribution may be a sale or exchange of the redeemed shares for tax purposes if it is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is in complete termination of a shareholder's interest in the corporation, or is a redemption from a non-corporate shareholder in partial liquidation of the distributor (all within the technical meanings of Section 302(b)). Such determinations are highly individualized. Shareholders must consult with their own tax advisors concerning the effect to them of any redemption distribution from the Fund.

     Special rules apply for federal income tax purposes if the Fund makes a distribution of its assets in kind (which could be a liquidating distribution from the Fund or a non-liquidating distribution). Other special tax rules apply if the Fund makes a distribution of its shares or rights to acquire its shares to its shareholders with respect to their Fund shares. No such distributions are contemplated currently by the Fund so an explanation of these rules is beyond the scope of this discussion.

     Taxes on current income can be deferred by investing in Keogh Plans, Individual Retirement Accounts (IRAs), Simplified Employee Pensions (SEPs), 401(k), pension, profit sharing, employee benefit, deferred compensation and other qualified retirement plans. The federal tax law governing these tax-deferred retirement plans must be complied with to avoid adverse tax consequences.

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that such a shareholder would be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts constituting ordinary income to him or her, where such amounts are treated as income from U.S. sources under the Code.

     In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions from the Fund. Shareholders should consult their own tax advisers with respect to the tax status of distributions from the Fund in their own state and localities. For more information on taxation, see the section entitled "Taxation of the Fund" in the Statement of Additional Information."

                            DISTRIBUTION ARRANGEMENTS
                            -------------------------

     The Fund has two classes of shares: Class 1 and Shepherd Class shares. The classes represent interests in the same portfolio of investments. They are identical in almost all respects, except Shepherd Class shares charge a front-end sales charge of 4.75% of the public offering price (4.99% of the net amount invested) and pay a 12b-1 fee of 0.25%. In addition, both classes have the same voting rights, except that only Shepherd Class shareholders would vote on matters affecting that class's 12b-1 plan. This prospectus offers only Shepherd Class shares; Class 1 shares are more fully described in a separate prospectus.

     SHEPHERD CLASS SALES CHARGE. The 4.75% sales charge applies to purchases of less than $100,000. Sales charges are reduced on purchases of $100,000 or more as follows:

                                               SALES CHARGES AS A PERCENTAGE OF:
                                               ---------------------------------

                                               PUBLIC OFFERING        NET AMOUNT
AMOUNT OF INVESTMENT                           PRICE                  INVESTED
--------------------                           -----                  --------

$100,000 but less than $250,000                3.75%                  3.90%
$250,000 but less than $500,000                2.75%                  2.83%
$500,000 but less than $1,000,000              2.25%                  2.30%
$1,000,000 or more                             None                   None

     The above scale is applicable to purchases of Shepherd Class shares of the Fund made at one time by any "purchaser", which includes: (i) an individual, his spouse and children under the age of 21, and (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account (including pension, profit-sharing and other employee benefit trusts qualified under Section 401 of the Internal Revenue Code of 1986) although more than one beneficiary is involved. The above scale is also applicable to purchases of Shepherd Class shares of the Fund made at one time by clients of the same registered investment adviser, provided each purchaser seeking to aggregate purchases for purposes of the above scale sets forth the name of such registered investment adviser where provided in the Account Application.

     Shepherd Class shares of the Fund may be sold at net asset value per share without a sales charge under certain limited circumstances described in the Statement of Additional Information under the heading "Purchase of Shares of the Fund--Certain Purchasers".

     LETTER OF INTENT. The above scale also is applicable to aggregate purchases of $100,000 or more (excluding any reinvestment of dividends and capital gains distributions) made by a purchaser, as defined above, within a 13-month period pursuant to a Letter of Intent. For example, a person who signs a Letter of Intent providing for a total investment in Fund shares of $100,000 over a 13-month period would be charged at the 3.75% sales charge rate with respect to all purchases during that period. Should the amount actually purchased during the 13-month period be more or less than that indicated in the Letter, an adjustment in the sales charge will be made. A purchase not made pursuant to a Letter of Intent may be included thereunder if the Letter is signed within 90 days of such purchase. Any shareholder may also obtain the reduced sales charge by including the value (at the current offering price) of all his shares in the Fund held of record as of the date of his Letter of Intent as a credit toward determining the applicable scale of sales charge for the shares to be purchased under the Letter of Intent.

     By signing a Letter of Intent, an investor authorizes the transfer agent to restrict shares having a purchase price of 4.75% of the minimum dollar amount specified in the Letter of Intent; that is, these shares cannot be redeemed by the shareholder until the Letter of Intent is satisfied or the additional sales charges have been paid. These shares can be redeemed by the Fund to adjust the sales charge that might result from a difference in the amount intended to be invested from the amount actually invested. In any retroactive reduction in sale charge, the amount of the reduction either will be delivered to the shareholder or invested in additional shares at the lower charge, as directed by the shareholder. A Letter of Intent is not a binding obligation upon the investor to purchase, nor the Fund to sell, the full amount indicated.

     The letter of intent privilege is also available to clients of the same registered investment adviser, provided each purchaser seeking to aggregate purchases for purposes of the above scale sets forth the name of such registered investment adviser where provided in the Account Application.

     RIGHT OF ACCUMULATION. The above scale also applies to current purchases of Shepherd Class shares of the Fund by a purchaser, as defined above, where the aggregate quantity of Shepherd Class shares of the Fund previously purchased or acquired and then owned, determined at the current net asset value at the time of the subsequent purchase, plus the shares being purchased, amount to $100,000 or more, provided the Distributor is notified by such person or his dealer each time a purchase is made which would so qualify.

     The right of accumulation privilege is also available to clients of the same registered investment adviser, provided each purchaser seeking to aggregate purchases for purposes of the above scale sets forth the name of such registered investment adviser where provided in the Account Application.

INVESTMENTS BY TAX-SHELTERED RETIREMENT PLANS. Shepherd Class shares of the Fund are available for purchase in connection with certain types of retirement plans, including:

     o    Individual Retirement Accounts (IRAs) for individuals.
     o    Simplified Employee Pension Plans (SEPs) for employees.
     o    Qualified plans for self-employed individuals.
     o    Qualified corporate pension and profit-sharing plans for employees.

     The purchase of Shepherd Class shares of the Fund may be limited by the plans' provisions and does not itself establish such plans. Shareholders considering purchasing any Fund shares in connection with a retirement plan should consult with their attorney or tax advisor with respect to plan requirements and tax aspects pertaining to the shareholder.

                                 RULE 12B-1 PLAN
                                 ---------------

     Shepherd Class has adopted a 12b-1 plan (the "Plan") under rule 12b-1 of the Investment Company Act of 1940. The Plan allows Shepherd Class to pay out of its assets a service fee at the annual rate of 0.25% of its average daily net assets. The service fee is paid to broker-dealers who sell Shepherd Class shares. Because Shepherd Class will pay 12b-1 fees out of its assets on an ongoing basis, over time, these 12b-1 fees will increase the cost of investment in Shepherd Class and may eventually cost more than other types of sales charges.

                              FINANCIAL HIGHLIGHTS
                              --------------------

     The financial highlights table is intended to help you understand the financial performance of the Fund's Class 1 shares for the past 5 years. Class 1 shares are not currently offered for sale. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Class 1 shares (assuming reinvestment of all dividends and other distributions). The annual financial information for the 1997, 1998, and 1999 fiscal years has been audited by Reznick, Fedder, and Silverman PC. The annual financial information for the 2000 and 2001 fiscal years has been audited by Tait, Weller, and Baker, independent auditors, whose report, along with the Fund's financial statements, is incorporated by reference into the Statement of Additional Information and is included in the annual report, which is available upon request. The financial information presented for other fiscal years was audited by other independent auditors. Semi-annual financial information is unaudited. The annual report is available upon request by calling toll free [1-800-424-8570].

                                 Class 1 Shares
                           For the years ended June 30

------------------------------------------------------------------------------------------------------
                                               2001        2000        1999        1998        1997
                                              ------      ------      ------      ------      ------
------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
------------------------------------------------------------------------------------------------------
     Net asset value, beginning of period     $ 1.92      $ 1.62      $ 1.12      $  .85      $  .86
                                              ------      ------      ------      ------      ------
------------------------------------------------------------------------------------------------------
     Net investment income (loss)              (0.12)      (0.25)      (0.21)      (0.29)      (0.03)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
   on investments                              (1.03)       0.55        0.71        0.56        0.02
                                              ------      ------      ------      ------      ------
------------------------------------------------------------------------------------------------------
  Total From Investment Operations             (1.15)       0.30        0.50        .027       (0.01)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $ 0.77      $ 1.92      $ 1.62      $ 1.12      $ 0.85
                                              ------      ------      ------      ------      ------
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Ratio/Supplemental Data:
------------------------------------------------------------------------------------------------------
  Total Return                                (59.83)%     18.36%      44.59%      32.46%      (2.05)%
------------------------------------------------------------------------------------------------------
  Ratio of expenses to avg. net assets          8.83%       9.95%      11.97%      14.54%      16.47%
------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to
  average net assets                           (8.47)%     (9.88)%    (11.46)%    (13.52)%    (15.75)%
------------------------------------------------------------------------------------------------------
  Portfolio Turnover                               1%         76%          0%         34%        138%
------------------------------------------------------------------------------------------------------
  Net Assets, end of period (000s)            $1,130      $2,929      $2,604      $1,880      $1,634
------------------------------------------------------------------------------------------------------

                      [INSERT SEMI-ANNUAL FINANCIALS HERE.]

     The Fund's Statement of Additional Information ("SAI"), dated May __, 2002, contains additional information about the Fund and its investments. Information about the Fund's investments is also included in the Fund's annual and semi-annual reports to shareholders.

     The SAI and the annual and semi-annual reports to shareholders are available upon request and without charge, and you may also request other information and make general inquiries by contacting us as the numbers below.

By telephone:                 1-800-424-8570

By Mail:                      Ameritor Investment Trust
                              4400 MacArthur Boulevard, N.W.
                              Suite 301
                              Washington, DC 20007

By E-mail                     afc@ameritor.com

On the Internet:              www.ameritor.com

     Information about the Fund (including the Fund's SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other information are available on the SEC's EDGAR database on its internet site at http://www.sec.gov. In addition, copies of documents may be obtained, after paying a duplicating fee, by sending an electronic request to the following e-mail address: publicinfo@sec.org, or by writing to the following address: Securities and Exchange Commission, Public Reference Section, Washington, D.C., 20549-0102.

Investment Company Act File Number 811-00018

                            AMERITOR INVESTMENT FUND

                                 Class 1 Shares
                              Shepherd Class Shares

                       STATEMENT OF ADDITIONAL INFORMATION
                                  May __, 2002

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Fund's prospectuses dated May __, 2002, which have been filed with the Securities and Exchange Commission. The Fund's financial statements and the report of its independent accountants are incorporated by reference into this Statement of Additional Information from the Fund's annual report to shareholders. Copies of the Fund's prospectuses or the annual report are available without charge by writing to Ameritor Investment Fund, 4400 MacArthur Boulevard, Suite 301, Washington, D.C. 20007-2521 or by calling 1-800-424-8570.

                                TABLE OF CONTENTS
                                 [to be updated]

Fund History
Description of the Fund and its Investments and Risks
  The Fund
  Investment Restrictions
  Investment Strategies and Risks
  Temporary Defensive Positions
  Portfolio Turnover
Management of the Fund
  Responsibilities of the Board of Trustees
  Trustees and Officers
  Compensation
  Code of Ethics
Control Persons and Principal Holders of Securities
Investment Advisory and Other Services
  Investment Adviser; Services Provided
  Distribution and Service Plan
  Principal Underwriter
  Custodian
  Independent Accountant
Brokerage Allocation and Other Practices.
  Brokerage Transactions and Selection
Description of Fund Shares
Purchase and Pricing of Shares
  Purchase of Fund Shares
  Certain Purchasers
 Dealer Reallowance
 Offering Price of Fund Shares
Taxation of the Fund
Calculation of Performance Data
Financial Statements

                                  FUND HISTORY

     The Ameritor Investment Fund, formerly Steadman Investment Fund, (the "Fund") was originally organized as a Delaware corporation on August 6, 1956. It was renamed Ameritor Investment Fund on September 23, 1998. It now exists as a common law trust organized under the laws of the District of Columbia pursuant to an amended Trust Indenture dated October 2001. Shares of the Fund have not been continuously offered. The Fund has two classes of shares: Class 1 and Shepherd Class. Currently only Shepherd Class shares are offered. Under normal circumstances, shares of the Fund may be redeemed at any time, without charge by the Fund, at their net asset value, except during the occurrence of certain extraordinary events. See "Redemption of Fund Shares".

              DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

THE FUND

     The Fund is a no-load, non-diversified, open-end investment company. The Fund is registered under the Investment Company Act of 1940, as amended (hereinafter referred to as the 1940 Act).

INVESTMENT RESTRICTIONS

     The following information supplements the information concerning the Fund's investment objective, policies and limitations found in the Prospectus. The Fund has adopted certain fundamental investment limitations that cannot be changed except by a vote of its shareholders. The following are all of the Fund's fundamental investment limitations:

     ISSUANCE OF SENIOR SECURITIES. The Fund, as an open-end, management investment company registered under the 1940 Act, is prohibited from issuing senior securities. The Fund may not issue preferred stock or debt securities of any kind.

     BORROWING. The Fund may borrow from banks for investment purposes in an amount not to exceed 33 1/3% of the value of the Fund's total assets, less its liabilities other than such borrowings. The 1940 Act requires that the Fund maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed.

     CONCENTRATION POLICY. The Fund will not invest 25% or more of the value of its total assets in any one industry, as determined by standard industry classification codes. However, the Fund is not obligated to sell excess securities when securities of a given industry come to constitute 25% or more of the value of the Fund's total assets by reason of changes in value of either the concentrated securities or other securities.

     UNDERWRITING. The Fund may not underwrite securities issued by others, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

     REAL ESTATE. The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     LENDING. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this restriction does not apply to purchases of debt securities or repurchase agreements.

     The fundamental investment limitations of the Fund may be changed only by a "vote of a majority of the outstanding voting securities" of the Fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present, or (b) of more than 50% of the outstanding voting securities of the Fund, whichever is less.

INVESTMENT STRATEGIES AND RISKS

     The Fund may employ several investment strategies, including but not limited to:

     BORROWING. The Fund may borrow for investment purposes. This speculative type of borrowing, known as leveraging, generally will be unsecured, (except to the extent the Fund enters into reverse repurchase agreements described below). Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     FOREIGN SECURITIES. The Fund may invest in ADRs. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the domestic market. Usually issued by a U.S. bank or trust company, ADRs are receipts that demonstrate ownership of the underlying securities. For purposes of the Fund's investment policies and limitations, ADRs are considered to have the same classification as the securities underlying them. ADRs may be sponsored or unsponsored; issuers of securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the U.S. Accordingly, there may be less information available about such issuers than there is with respect to domestic companies and issuers of securities underlying sponsored ADRs. The Fund may also invest in GDRs, which are receipts, often denominated in U.S. dollars, issued by either a U.S. or non-U.S. bank evidencing its ownership of the underlying foreign securities.

     Although not a fundamental policy subject to shareholder vote, the Adviser currently anticipates the fund will invest no more than [ %] of its total assets in foreign securities through ADRs or GDRs.

     DEBT SECURITIES. The Fund does not currently intend to invest in debt securities. The prices of debt securities fluctuate in response to perceptions of the issuer's creditworthiness and also tend to vary inversely with market interest rates. The value of such securities is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of these investments is likely to rise. The longer the time to maturity the greater are such variations.

TEMPORARY DEFENSIVE POSITIONS

     In response to unfavorable market, political, economic, or other conditions, the Fund may commit up to 100% of its assets to temporary defensive investments in (i) high-grade debt securities of all types, (ii) U.S. Government securities, and (iii) repurchase agreements.

PORTFOLIO TURNOVER

For the fiscal years ended June 30, 2001 and June 30, 2000, the Fund's portfolio turnover rate was [ ____%] and [_____%] respectively. [The Fund's portfolio turnover rate will increase during periods of market transition as occurred during the fiscal year ended June 30, 2000. It is currently anticipated that portfolio turnover will be greater than 100% during the current year.]

                             MANAGEMENT OF THE FUND

     RESPONSIBILITIES OF THE BOARD OF TRUSTEES. Pursuant to the Trust Indenture of the Fund, the Trustees possess full, exclusive and absolute power, control and authority over the Fund property and the business of the Fund to the same extent as if the Trustees were the sole and absolute owners of the Fund property and business in their own right. This authority is exercised free from any power or control on the part of the shareholders of the Fund, except as may be required by law. The Trustees may also delegate certain functions as may be permitted by the Trust Indenture.

     [Richard Ellison serves on the Board's audit committee. The Audit Committee is responsible for selecting an independent auditor to audit the Fund's financial statements. The Audit Committee met 1 time during the last fiscal year].

     TRUSTEES AND OFFICERS. The following table sets forth certain information concerning the Trustees and officers of the Fund.

----------------------------------------------------------------------------------------------------------
         (1)                 (2)           (3)               (4)                (5)              (6)
----------------------------------------------------------------------------------------------------------
Name, Address, and Age   Position(s)     Term of          Principal          Number of          Other
                          Held with    Office and       Occupation(s)      Portfolios in    Directorships
                             Fund       Length of    During Past 5 Years    Fund Complex   Held by Trustee
                                       Time Served                          Overseen by
                                                                              Trustee
----------------------------------------------------------------------------------------------------------
Richard P. Ellison       Trustee       3 years                                   2
1410 Coventry Lane                     served
Alexandria VA 22304                    Term is
Age 71                                 for life.

----------------------------------------------------------------------------------------------------------
Carole S. Kinney         Trustee,      3 years       Chairman of the             2
(1)(2) 8020 Thornley     Secretary,    served        Board of Ameritor
Court                    and           Term is       Financial
Bethesda, MD 20817       Chairman of   for life.     Corporation since
Age 56                   the Fund                    1998

----------------------------------------------------------------------------------------------------------
Jerome Kinney (2)        President     3 years
 8020 Thornley Court                   served
Bethesda, MD 20817                     Term=1 year
Age 72
----------------------------------------------------------------------------------------------------------

(1) Because Ms. Kinney is an officer of the Fund and controls the Adviser, she is an interested person of the Fund as defined by Section 2(a)(19) of the Investment Company Act.
(2)  Carole Kinney and Jerome Kinney are related by marriage.

     In addition, Ms. Kinney is a Trustee and the Chairman and Secretary of Ameritor Security Trust, an investment company also advised by the Adviser. She is the sole shareholder of United Securities Inc., a Maryland corporation which owns all of the voting stock of the Adviser.

     The table below shows the range of each Trustee's holdings in the Fund and his or her aggregate holdings in the Fund and Ameritor Security Trust as of June 30, 2001.

--------------------------------------------------------------------------------
       (1)                         (2)                                   (3)
--------------------------------------------------------------------------------
 Name of Trustee          Dollar Range of Equity       Aggregate Dollar Range of
                          Securities in the Fund       Equity Securities in All
                                                         Registered Investment
                                                         Companies Overseen by
                                                         Trustee in Family of
                                                         Investment Companies
--------------------------------------------------------------------------------
Richard P. Ellison        $0                                     $0
--------------------------------------------------------------------------------
Carole S. Kinney          [$1-$10,000]                           [$1-$10,000]
--------------------------------------------------------------------------------

COMPENSATION

     The following table sets forth the compensation of the members of the Board of Trustees for the fiscal year ended June 30, 2001. Independent Trustees are paid $500 per regular, quarterly meeting attended plus reimbursement for certain expenses of attending the meeting. No officer received compensation from the Fund exceeding $60,000. The Fund, Ameritor Security Trust, and Ameritor Financial Corporation do not provide any pension or retirement benefits.

---------------------------------------------------------------------------------------------
               (1)                           (2)                            (3)
---------------------------------------------------------------------------------------------
    NAME OF PERSON, POSITION        AGGREGATE COMPENSATION   TOTAL COMPENSATION FROM THE FUND
                                          FROM THE FUND            AND FUND COMPLEX PAID TO
                                                                         TRUSTEES (1)
---------------------------------------------------------------------------------------------
W. MARK CRAIN (2)                           [$1,333.33]                    [$3,334.00]
Former Trustee
---------------------------------------------------------------------------------------------
RICHARD P. ELLISON                          [$1,333.33]                    [$3,334.00]
Trustee
---------------------------------------------------------------------------------------------
RICHARD O. HAASE (2)                        [$1,333.33]                    [$3,334.00]
Former Trustee
---------------------------------------------------------------------------------------------
CAROLE S. KINNEY                                $0                            $0
Trustee and Secretary of the Fund
---------------------------------------------------------------------------------------------
JOHN T. TURNER (2)                          [$1,333.33]                    [$3,334.00]
Former Trustee
---------------------------------------------------------------------------------------------

(1) Includes compensation for serving on the Board of Trustees of the Fund, as well as the Ameritor Industry Fund, which was deregistered on November 20, 2001, and the Ameritor Security Trust.
(2) Messrs. Crain and Haase, and Mr. Turner, resigned as trustees of the Fund effective August, 2001 and [October], 2001, respectively.

CODE OF ETHICS. The Fund and the Adviser each have adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities that may be purchased or held by the Fund, but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of May __, 2002, no person owned of record, or to the knowledge of the Fund, beneficially owned, 5% or more of the then outstanding shares of the Fund. Furthermore, no person has exerted himself or herself as a party in control of the Fund and there has been no adjudication under section 2(a)(9) of the 1940 Act that control exists.

     As of May __, 2002, the Trustees and officers of the Fund, as a group beneficially owned less than 1% of the outstanding shares of the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER; SERVICES PROVIDED

     The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with Ameritor Financial Corporation (the "Adviser") which has its principal offices at 4400 MacArthur Blvd, #301, Washington, D.C. 20007-2521. All voting stock of Ameritor Financial Corporation is owned by United Securities, Inc., a Maryland corporation whose sole shareholder is Carole S. Kinney, who, therefore, is an affiliate of and controls the Adviser. Carole Kinney serves as the Chairman, Secretary and an interested Trustee of the Fund.

     Under the terms of the Advisory Agreement, the Adviser manages the investments of the Fund and is responsible for overall management of its business affairs subject to supervision of the Trustees. As compensation for its services, the Fund pays to the Adviser a monthly advisory fee at the annual rate of 1% of the first $35,000,000 of the average daily net asset value of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. The advisory fee is higher than that paid by many other investment companies.

     All historical Fund expenses disclosed in this section represent amounts paid by Class 1 shares of the Fund. Amounts to be paid by Shepherd Class shares will vary. Class 1 shares paid investment advisory fees during the last three fiscal years as follows:

Years Ended June 30          Advisory Fee
-------------------          ------------

2001                         $21,335
2000                         $29,241
1999                         $21,256

     The Advisory Agreement also provides that the Fund will pay all of its ordinary expenses of operation except those that are specifically excepted, which include, but are not limited to, the following: (i) the expenses of maintaining its own books of accounts; (ii) the expenses of its custodian, the transfer agent and dividend disbursing agent; (iii) the expenses of computing the daily net asset value of the shares; (iv) the fees and expenses of the Trustees including, contrary to most other funds, the fees of those Trustees who also may be directors of the Adviser or its subsidiary corporation; (v) the expenses of meetings of shareholders; (vi) the expenses of printing and mailing of all shareholder reports and other required reports and documents provided shareholders, including the cost of printing and mailing prospectuses to shareholders; (vii) taxes of any kind assessed against the Fund; (viii) interest and commissions; (ix) Securities and Exchange Commission registration fees; (x) state registration fees; (xi) the expenses of Trust existence; (xii) all or part of the salaries of the fund officers and other employees who also may be directors or officers or employees of the Adviser or its subsidiaries; (xiii) the fees of auditors; (xiv) the fees of legal counsel; (xv) travel, entertainment, publication, telephone, telegraph, office space rent; and (xvi) all other ordinary expenses of operation. The Fund also will pay all extraordinary expenses of whatever kind unless such expenses have been specifically assumed by the Adviser.

     On May __, 2002, the Fund began offering a second class of shares, Shepherd Class. Beginning on that date, each class of the Fund bears its pro rata share of the fee payable to the Adviser.

     When determining whether to approve the Advisory Agreement, the Trustees, including the independent Trustees, considered several factors. These factors included, but were not limited to: (1) the Adviser's past performance; (2) the quality of the investment and research services provided to the Fund; (3) any economies of scale to be achieved if the Adviser used the research and analysis compiled for its other clients to make investment decisions for the Fund; (4) the fee charged by the Adviser in relation to the scope and quality of services it provides and compared to the fee charged by advisers to comparable funds; and
(5) the depth of the Adviser's investment and research capabilities.

     In addition to the investment advisory fee, the Adviser received fees from the Fund for the performance of delegated services, (dividend disbursing agent and transfer agent) as defined in the Trust Indenture. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at an annual rate of $20.00 per account.

     For the months of July and August 2000, the Adviser also received reimbursements from the Fund for the salaries and benefits of its employees who perform functions other than investment advisory and shareholder service functions for the Fund, for rent and for computer programming services. Total reimbursements for the fiscal year ended June 30, 2001 were $ 19,328.

     Beginning September 1, 2000, a Fund Accounting and Compliance Administration Agreement became effective. This agreement requires that the Adviser provide administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund. As compensation for these services, the Adviser receives a fee at the annual rate of 0.20% of the Fund's average daily net assets. The contract also provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $5,000 per month. For the fiscal year ended June 30, 2001, the Adviser received $50,000 pursuant to this agreement.

     As of July 1, 2001, the Adviser subcontracted to Unified Fund Services, Inc. certain of its duties to provide accounting services to the Fund. Pursuant to a Mutual Fund Services Agreement with the Adviser, Unified maintains the Fund's books and records and accounting controls, calculates the Fund's net asset value, and assists in preparation of tax returns and calculation of dividends and distributions (if any). All fees due to Unified under this Agreement will be paid by the Adviser and not the Fund.

DISTRIBUTION AND SERVICE PLAN

     On behalf of Shepherd Class shares, the Fund has adopted a distribution and service plan under rule 12b-1 of the Investment Company Act of 1940 (the "Plan"). Under rule 12b-1, a Fund may not directly or indirectly finance the distribution of its shares except pursuant to a written plan. Under the Plan, the Fund will pay brokers who sell Shepherd Class shares a service fee at the annual rate of 0.25% of the Shepherd Class's average daily net assets.

PRINCIPAL UNDERWRITER

     The principal underwriter for the Shepherd Class shares of the Fund is Rushmore Securities Corp., ("Rushmore"), 13355 Noel Road, Suite 300, Dallas, Texas, 75240. As principal underwriter, Rushmore is responsible for entering into and supervising the administration of selling agreements with broker-dealers who sell Shepherd Class shares.

CUSTODIAN

     The Fund's custodian for its Shepherd Class shares is Penson Financial Services ("Penson"), 1700 Pacific, Suite 1400, Dallas, Texas, 75201. The Fund's custodian for its Class 1 shares is First Union Bank, 123 South Broad Street, Philadelphia, Pennsylvania 19109. Each custodian maintains safekeeping of the assets of the applicable class.

INDEPENDENT ACCOUNTANT

     The Fund's accountant is Tait, Weller & Baker, Suite 800, 8 Penn Center Plaza, Philadelphia, Pennsylvania 19109. As independent accountant, Tait, Weller & Baker performs the annual audit of the Fund's financial statements, and prepares the Fund's tax returns.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS AND SELECTION

     The Adviser makes decisions as to buying and selling investment securities, subject to supervision by the Fund's Board of Trustees. It is the practice of the Fund to seek the most favorable prices and execution of orders for the purchase or sale of portfolio securities, taking into consideration the facilities and services of a particular broker or dealer. Subject to these considerations, the Fund has entered into an exclusive distribution agreement with Rushmore Securities Corporation ("Rushmore") on behalf of its Shepherd Class shares. Pursuant to the distribution agreement, Rushmore will enter into selling contracts with several broker-dealers to sell Shepherd Class shares. The Fund does not pay Rushmore a distribution fee, but has agreed, under the terms of the distribution agreement, to place all of its portfolio trades with Rushmore at a cost of $0.10 per share. The Fund's Board of Trustees reviewed the Fund's historical brokerage fees and compared them to what the Fund would have paid under the agreement with Rushmore. The Trustees concluded that, assuming a continuation of the Fund's historical trading patterns, the brokerage fees that it will pay to Rushmore should be comparable to the historical fees it has paid to other brokers. In addition, the Adviser considered Rushmore's reliability, the quality of its execution services on a continuing basis, its financial condition, and research services provided, if any.

     [Research services include written and oral advice; analyses and reports concerning issuers, industries, securities, markets, economic factors and trends; and portfolio strategy. The Fund has been informed that allocating brokerage to obtain statistical, investment, research, or quotation services will assist the Adviser in providing to the Fund more thorough and complete advisory material. In addition, the Adviser may use this information to assist it in making investment decisions for its other advisory clients. Although such services may tend to reduce the expenses of the Adviser in rendering investment advice to the Fund, the value of the services is not determinable.]

     The Adviser, acting on behalf of the Fund, is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage or research services. The Adviser and the Trustees consider such brokerage allocation to be consistent with the Fund's brokerage policy. Brokers do not exercise investment discretion as to the Fund's portfolio securities, hence no brokerage is allocated for such service.

     The following table sets forth the amount of brokerage commissions paid by the Fund for the periods indicated.

                       For the fiscal years ended June 30,

--------------------------------------------------------------------------------
                                      2001               2000              1999
--------------------------------------------------------------------------------
Brokerage Commissions                $1,124             $9,844            $1,190
--------------------------------------------------------------------------------

                           DESCRIPTION OF FUND SHARES

     The Fund is organized as a common law trust under the laws of the District of Columbia and has outstanding two classes of shares of beneficial interest:
Class 1 and Shepherd Class. Each class of shares represents an interest in the same portfolio of securities. All shareholders have equal voting rights, and all shares participate equally in dividends and other distributions by the Fund, and in the residual assets of such Fund in the event of liquidation. However, a class of shares will have exclusive voting rights on matters that affect only that class, such as approval of a 12b-1 plan. Fractional shares have the same rights proportionately as do full shares, except that fractional shares do not have voting rights. Shares of the Fund have no preemptive rights and no conversion or subscription rights. The Fund does not hold regularly scheduled annual shareholders' meetings. Special meetings are called when required by applicable laws and regulations. No shareholder of any Fund shall be subject to any liability to any person in connection with the property or affairs of any such Fund. The shares of the Fund are not subject to mandatory redemption and or subject to a sinking fund.

     As interpreted by the staff of the Securities and Exchange Commission, the 1940 Act provides shareholders of the Fund with certain rights with respect to removal of Trustees. Under these provisions, shareholders may remove one or more Trustees by declaration or vote of two-thirds of the Fund's outstanding shares. The Trustees will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of Trustees when requested to do so by the record holders of not less than 10% of the outstanding shares of the Fund. The Fund will comply with these procedures.

     The Trust Indenture of the Fund provides that there shall not be cumulative voting by shareholders for the election of Trustees. The absence of cumulative voting rights means that holders of a majority of the shares voted at a meeting of shareholders may, if they so choose, elect all Trustees to be selected, thus precluding minority shareholder representation among the Trustees. Other than a provision of the Act requiring every shareholder to have equal voting power, no provision of the Act requires cumulative voting.

     Finally, a provision of the Trust Indenture of the Fund permits the Trustees to limit the amount of Fund shares owned at any one time by any one person to 5% of Fund shares. This provision allows the Trustees to prevent a person from becoming an affiliated person within the meaning of Section 2 of the 1940 Act. There is no provision of the Act that limits the percentage ownership one person may have in an open-end investment company.

                         PURCHASE AND PRICING OF SHARES

PURCHASE OF FUND SHARES

     Only Shepherd Class shares of the Fund are currently offered to the public. As stated in the Prospectus, Shepherd Class shares of the Fund can be purchased through broker-dealers who have sales agreements with the Fund's Distributor, Rushmore Securities Corporation. These shares are sold at the net asset value per share as determined at the close of business of the New York Stock Exchange next occurring after the purchase order is received and accepted by the Fund plus the applicable sales charge. The Prospectus contains detailed information about the purchase of shares and purchase plans that result in the reduction of Shepherd Class's front-end sales charge.

Certain Purchasers

     Purchases of the Fund's Shepherd Class shares at net asset value, without sales load, may be made by the following persons: (a) nondealer assisted (or assisted only by the Distributor) tax-exempt entities (including pension and profit sharing plans), (b) nondealer assisted (or assisted only by the Distributor) purchases by a bank or trust company in a single account where such bank or trust company is named as trustee, (c) nondealer assisted (or assisted only by the Distributor) purchases by banks, insurance companies, insurance company separate accounts and other institutional purchasers, (d) a registered investment adviser purchasing shares on behalf of a client or on his or her own behalf through an intermediary service institution offering a separate and established program for registered investment advisers and notifying the Fund and its Distributor of such arrangement, (e) any current or retired Officer, Director or employee, or any member of the immediate family of such person, of the Fund, Adviser, Distributor, or any affiliated company thereof, (f) the Fund's Adviser, Distributor, or any affiliated company thereof, (g) any employee benefit plan established for employees of the Adviser, Distributor, or its affiliates, (h) advisory clients of the Adviser, (i) registered representatives and their spouses and minor children and employees of broker-dealers that have entered into sales agreements with the Distributor, (j) for-fee clients of investment advisers registered under the Investment Advisers Act of 1940, who have for-fee clients, and who have directed their for-fee clients to the Fund, (k) shareholders of the Fund solely with respect to their reinvestment of dividends and distributions from the Fund, (l) shares exchanged in accordance with the Fund's exchange privilege, (m) consultants to the Adviser of the Fund, their employees and pension, profit sharing and retirement plans for those employees, (n) pension, profit sharing and retirement plans for employees of Directors and employees of business entities owned and controlled by Directors of the Fund, (o) sales to broker-dealers who conduct their business with their customers principally through the Internet or on a discount basis and who do not have registered representatives who actively solicit those customers to purchase securities, including shares of the Fund, (p) sales through a broker-dealer to its customer under an arrangement in which the customer pays the broker-dealer a fee based on the value of the account, in lieu of transaction based brokerage fees, and (q) investors who participate in certain broker-dealer wrap accounts or similar fee based programs. In the opinion of the Fund's management, these sales will result in less selling effort and expense. In order to qualify for these waivers, sufficient information must be submitted at the time of purchase with the application to determine whether the account is entitled to the waiver of the sales charge.

Dealer Reallowance

     The following table sets forth the amount of dealer reallowance of the sales charge as a percentage of the public offering price of the Fund's shares:

                                                       SALES         DEALER
AMOUNT OF INVESTMENT                                   CHARGES       REALLOWANCE

Less than $100,000                                     4.75%         4.00%
$100,000 but less than $250,000                        3.75%         3.00%
$250,000 but less than $500,000                        2.75%         2.25%
$500,000 but less than $1,000,000                      2.25%         2.00%
$1,000,000 or more                                     None          None

     Wholesale fees of up to .75% may be paid from the sales charges to Freedom Financial, Inc., an NASD broker-dealer. From time to time, the Distributor may reallow up to the entire amount of the applicable sales charge, as shown in the above table, to selected dealers and brokers who sell Shepherd Class shares of the Fund. During periods when substantially the entire sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933. The Fund receives the entire net asset value of all shares sold. The Distributor retains the sales charge from which it allows discounts from the applicable public offering price to dealers and brokers which are uniform for all dealers and brokers in the United States and its territories. The Distributor may also pay amounts equal to the applicable reallowance, as shown in the above table, to selected institutions to compensate such institutions for their services in connection with the purchase of Fund shares and servicing of shareholder accounts.

OFFERING PRICE OF FUND SHARES

     Fund shares are bought and sold at the net asset value next calculated after the buy or sell order is placed, plus any applicable sales load for purchases of Shepherd Class shares of the Fund. (Currently, Class 1 shares of the Fund are not offered to the public, but current Class 1 shareholders may redeem their shares.) Each class's net asset value per share is determined at the close of trading on the New York Stock Exchange (currently 4:00 p.m., New York Time) on days when the New York Stock Exchange is open for business. It is computed by dividing the value of net assets (i.e.., the value of the assets less liabilities) by the total number of shares outstanding. Portfolio securities are valued at the last sale price on the national securities exchange or national securities market on which the securities are primarily traded. Securities not listed on an exchange or national securities market or securities for which there were no transactions are valued at the mean between the most recent reported bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees. Debt securities having remaining maturities of less than 60 days are valued by the amortized cost method, unless the Trustees determine this is not fair value. Expenses and fees, including the management fee, are accrued daily and taken into account for the purpose of determining the net asset value.

                              TAXATION OF THE FUND

     Currently, the Fund does not qualify as a regulated investment company ("RIC") taxable under the rules of Sections 851 through 855 of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund is taxed under the normal corporate tax rules under Subchapter C of the Code. It is anticipated that such tax status as a non-RIC shall continue indefinitely. While not being qualified as a RIC will permit the Fund to utilize certain loss carryforwards, which at June 30, 2001 totaled approximately $774,400, it will not be able to take advantage of certain potentially favorable tax rules applicable to electing qualified regulated investment companies.

     In the event the Fund qualifies as a RIC in the future, distributions of any taxable net investment income and of any excess of net short-term capital gain over net long-term capital loss and capital loss carryovers, if any, will be taxable to shareholders as ordinary income. Further, in qualifying years, to the extent that long-term capital gains exceed short-term capital losses and any capital loss carry forwards, they may be distributed to shareholders and, if distributed, will be taxable to the shareholders as long-term capital gains.

     Under the federal income tax law, the Fund is required to report to the Internal Revenue Service all dividend distributions. Under the backup withholding provisions, all distributions by the Fund may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification numbers and with required certifications regarding their status under federal income tax laws. If the withholding provisions are applicable, any such distributions will be reduced by the amounts required to be withheld. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

                         CALCULATION OF PERFORMANCE DATA

     Each class of the Fund will calculate its total rate of return for certain periods by determining the average annual compounded rates of return over these periods that would cause an investment of $10,000 (with all dividends and distributions reinvested) to reach the value of that investment at the end of the periods. Each class may also calculate total rates of return, which represent aggregate performance over a period or year-by-year performance.

     The table below shows the average annual total returns for Class 1 shares. Performance of Shepherd Class shares will vary.

     Average Annual Total Returns - Class 1 Shares
     ---------------------------------------------

--------------------------------------------------------------------------------
For the periods ended June 30, 2001               1-year      5-year     10-year
--------------------------------------------------------------------------------
Without Taxes                                    (59.83%)    (2.18%)     (4.18%)
--------------------------------------------------------------------------------
After Taxes on Distributions
--------------------------------------------------------------------------------
After Taxes on Distributions and Redemption
--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

     On behalf of Class 1 Shares, the Statement of Net Assets as of June 30, 2001; the Statement of Operations for the year ended June 30, 2001; the Statement of Changes in Net Assets for the years ended June 30, 2001 and 2000; the Financial Highlights for the periods presented; the Notes to Financial Statements and the Report of Tait, Weller and Baker, the Fund's independent accountants, are included in the Fund's June 30, 2001 annual report, and are hereby incorporated by reference into this Statement of Additional Information.

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS

     (a) Declaration of Trust. Amended and Restated Trust Indenture of Ameritor Investment Fund dated October 17, 2001. (1)

     (b)  By-laws. (1)

     (c) Instruments Defining Rights of Security Holders. Instruments defining the rights of security holders with respect to Ameritor Investment Fund are contained in the Trust Indenture and Bylaws. (1)

     (d) Investment Advisory Contracts. Investment Advisory Agreement between Ameritor Investment Fund and Ameritor Financial Corporation dated July 3, 1984. (1)

     (e) Underwriting Contracts. Underwriting Contract on behalf of Shepherd Class shares between Rushmore Securities Corporation and Ameritor Investment Fund. - to be filed.

     (f)  Bonus or Profit Sharing Contracts. [Not applicable].

     (g)  Custodian Agreement.

          (1)  Custodian   Agreement.   Custodian   agreement  between  Ameritor
               Investment Fund, on behalf of Class 1 shares, and First Union Bank N.A. (1).

          (2)  Custodian   Agreement.   Custodian   agreement  between  Ameritor
               Investment Fund, on behalf of Shepherd Class shares, and Penson Financial - to be filed.

     (h)  Other Material Contracts. [Not applicable.]

     (i)  Legal Opinion. Legal opinion of the Law Offices of Stephanie A. Djinis
          - to be filed.

     (j)  Other Opinions. Consent of Tait, Weller & Baker - to be filed

     (k)  Omitted Financial Statements. [Not applicable.]

     (l)  Initial Capital Agreements. [Not applicable].

     (m)  Rule 12b-1 Plan with respect to Shepherd Class shares- to be filed.

     (n)  Rule 18f-3 Plan. - to be filed.

     (o)  Reserved.

     (p) Code of Ethics of Ameritor Financial Corporation, Ameritor Industry Fund (which has been deregistered), Ameritor Investment Fund, and Ameritor Security Trust. (1)

(1)  Incorporated   herein  by  reference  to  the   corresponding   Exhibit  of
     Post-Effective Amendment No.11 to the Registration Statement of Ameritor Investment Fund, SEC File No.00747, filed November 30, 2001.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

     None.

ITEM 25.  INDEMNIFICATION

Section 5.3 of the Restated Trust Indenture of Ameritor Investment Fund and Declaration of Trust (the "Trust Agreement"), provides that the Fund shall indemnify each of its Trustees, Advisor, officers, employees, and agents (including any person who serves at its request as director, officer, partner, Trustee or the like of another organization in which the Fund has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise, as fines or penalties and as counsel fees, reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while acting as a Trustee or Advisor, or as an officer, employee, or agent of the Fund or the Trustees, as the case may be, or thereafter, by reason of his being or having been such a Trustee, Advisor, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith or with willful misconduct or reckless disregard of his duties or gross negligence or not to have acted in good faith in the reasonable belief that his action was in the best interests of the Fund, provided that as to any matter disposed of by a compromise payment by such Trustee, Advisor, officer, employee or agent, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless such compromise be approved as in the best interests of the Fund by a majority of the disinterested Trustees or the Fund shall have received a written opinion of independent legal counsel to the effect that such Trustee, Advisor, officer, employee or agent appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Fund. A provision of this section of the Trust Agreement also provides that the Trust Agreement is not the sole means of indemnification and that the Fund may indemnify persons as provided by applicable law.

     The District of Columbia Code does not contain a provision relating to the indemnification of trustees, officers, employees, or agents of a trust. However, under general common law trust principles, a trustee is normally entitled to reimbursement from the trust for all necessary and reasonable expenditures made in the execution of the trust if the trustee acted in good faith for the benefit of the trust. However, under common law trust principles, property of the trust cannot be used to reimburse the trustee for losses or expenses incurred by the trustee, unless the trustee has exercised good faith and common prudence.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     The Investment Adviser provides transfer agency services to the Fund.

CAROLE S. KINNEY, chairman of the Adviser, is the sole shareholder of United Securities, Inc., a Maryland corporation that owns all of the voting securities of the Adviser. The business address of United Securities, Inc. is 4400 MacArthur Blvd., NW, Suite 301, Washington, D.C., 20007.

RICHARD P. ELLISON, independent Trustee of the Fund, is a Director of the Alexandria Seaport Foundation, P.O. Box 25036, Alexandria, Virginia, 22313. He is also a Director of the Maritime Heritage Foundation, 3102 Lakeshore Blvd., Jacksonville, Florida, 32210.

ITEM 27.  PRINCIPAL UNDERWRITERS

     (a) Rushmore Securities Corporation serves as the principal underwriter for Shepherd Large Cap Growth Fund, a series of Dominion Funds, Inc., and Shepherd Class shares of Ameritor Security Trust.

     (b) The principal underwriter for Shepherd Class shares of the Fund is Rushmore Securities, 13344 Noel Road, Suite 300, Dallas, Texas, 75240. No director, officer, or partner of the principal underwriter holds any position or office with the Fund.

     (c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, is maintained by the Ameritor Financial Corporation at 4410 Mac Arthur Blvd., N.W., Washington, D.C. 20007.

ITEM 29.  MANAGEMENT SERVICES

     Not applicable.

ITEM 30.  UNDERTAKINGS

     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Washington and the District of Columbia on the 28th day of March, 2002.

                                        AMERITOR INVESTMENT FUND


                                        /s/ Carol S. Kinney
                                        ----------------------
                                        Carole S. Kinney, Secretary and Trustee

     Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities on March 28, 2002.


                                        /s/ Richard P. Ellison
                                        ----------------------
                                        Richard P. Ellison
                                        Trustee